Filed with the Securities and Exchange Commission on April 28, 2021
Registration No. 2-89905-01
Registration No. 811-21886
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 48	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No. 39	/ X /
(Check appropriate box or boxes.)

NML Variable Annuity Account C
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer and Secretary The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copy to:
Gabriella Saenz, Counsel
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
414-665-8704
Approximate Date of Proposed Public Offering	Continuous
It is proposed that this filing will become effective (check appropriate space)
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2021 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on ________ pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interests in Group Combination Annuity Contracts

Prospectus
May 1, 2021
Group Combination Annuity (Account C)
Issued by The Northwestern Mutual Life Insurance Company
and NML Variable Annuity Account C

This prospectus describes an unallocated Group Combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts. You may choose to invest your Net Purchase Payments on a variable, fixed, or a combination thereof on a tax-deferred basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:
Variable Options
Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio
Focused Appreciation Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Domestic Equity Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value Portfolio
Small Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
Research International Core Portfolio
International Equity Portfolio
Emerging Markets Equity Portfolio
Government Money Market Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Inflation Protection Portfolio
High Yield Bond Portfolio
Multi-Sector Bond Portfolio
Balanced Portfolio
Asset Allocation Portfolio
Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio
VIP Contrafund® Portfolio
Neuberger Berman Advisers
Management Trust
Sustainable Equity Portfolio
Russell Investment Funds
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
Global Real Estate Securities Fund
International Developed Markets Fund
Strategic Bond Fund
Russell Investment Funds LifePoints®
Variable Target Portfolio Series
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund
Credit Suisse Trust
Commodity Return Strategy Portfolio
Fixed Options
Guaranteed Return Fund (in 1-, 3-, and 5-year durations)
The Contract (including the fixed option) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees (including the fixed option) are contingent upon the claims-paying ability of the Company. Some terms of the Contract may differ from the terms of the Contract delivered in another state because of state specific legal requirements. .
Please read carefully this prospectus or any accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.
You may cancel your Contract within 10 days of receiving it without paying fees or penalties.
In some states, this cancellation period may be longer. Depending on your state of issue, upon cancellation you will receive either the full amount of your Purchase Payment(s) or your Contract Value. You should review the prospectus, or consult with your financial representative, for additional information about the specific cancellation terms that apply
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans. Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

As permitted by regulations adopted by the SEC, paper copies of your underlying portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us. Instead, your portfolio annual and semi-annual reports will be made available on www.nmfundreports.com and you will be notified by mail each time a report is posted and provided with a link to access the report for each Portfolio. If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by signing up for eDelivery at www.NorthwesternMutual.com/eDelivery. You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling us at (866) 910-1232. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios under your Contract.

Glossary of Special Terms
Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:
Accumulation Unit—An accounting unit of measure representing the Contract value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.
Annuitant—A Participant in the Plan or Trust who has been named to receive Annuity Payments in accordance with the provisions of the Plan or Trust.
Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.
Annuity Unit—An accounting unit of measure representing the actuarial value of an interest in a variable income plan, after the date on which Annuity Payments begin, in one or more Divisions of the Separate Account.
Certificate—A document issued to an Annuitant describing the benefits to be received under the Contract. A Certificate will also include beneficiary provisions.
Contract—The agreement between you and us described in this variable annuity prospectus.
Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.
Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company, or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.
Guaranteed Return Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).
Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan”.
Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a Guaranteed Return Fund before the end of a Guaranteed Period.
Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian, or trustee.
Penalty Tax—If premature payment of benefits are made under an Annuity Contract, a penalty tax may be incurred. (See “Taxation of Contract Benefits.”)
Plan—The document(s) under which the benefits provided by this Contract are distributed to the individual employees or plan participants. The term includes any trust, custodial, or other document providing for the funding of Plan benefits.
Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.
Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.
Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.
Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.
Withdrawal Amount—The value of the Accumulation Units which you are permitted to withdraw pursuant to the terms of the Contract. Withdrawal Amounts may be subject to short-term trading fees charged by Portfolios and Market Value Adjustments applied to withdrawals from a Guaranteed Return Fund.
This prospectus describes two classes of the Group Combination Annuity Contract: a front-load version (in which a sales charge is assessed when Purchase Payments are made) and a simplified-load version (in which no sales charge is assessed).
Account C Prospectus  1

Important Information You Should Consider About the Contract
	FEES AND EXPENSES			Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawal	If you surrender your Contract, you will not be assessed a surrender charge.			Fee and Expense Tables – Contract Fees and Expenses
Transaction Charges
You may be charged for other transactions, such as certain tax-related charges, as well as front-end sales load on front-load Contracts.
The maximum sales load on a front-load Contract is 4.5% as a percentage of
Purchase Payments.
Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract (varies depending on whether Contract is front-load or simplified-load)	0.65%[1]	1.50%[1]
	Investment Options (Portfolio company fees and expenses)	0.21%[2]	1.41%[2]
1 As a percentage of Separate Account assets. [2] As a percentage of Portfolio assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

	LOWEST ANNUAL COST $821[1]	HIGHEST ANNUAL COST $3,251[1]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract
Classes and Portfolio fees and expenses
•No sales charges
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract Classes and
Portfolio fees and expenses
•No sales charges
•No additional Purchase
Payments, transfers or
withdrawals

[1] The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
RISKS
Risk of Loss	You can lose money by investing in the Contract.			The Investment Options
Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings.			The Contract – Generally
2  Account C Prospectus

	RISKS	Cross-Reference(s) to Location in Prospectus
Risks Associated with Investment Options
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
(Portfolios) and fixed account options you choose. Each Portfolio(including any fixed account investment options) will have its own unique risks. You should review these investment options Portfolios before making an investment decision.
The Guaranteed Return Fund(GRF) accounts, fixed investment options offered under the Contracts, are subject to the risk of negative Market Value Adjustment
(MVA) which could decrease the amount available for transfer or withdrawal from a GRF account. You should carefully consider the effects of a negative
MVA before making a transfer or withdrawal from a GRF account.
The Investment Options
Insurance Company Risks
Investment in the Contract is subject to the risks related to the Depositor
(Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888)
455-2232.
The Company
RESTRICTIONS
Investments
Transfer requests involving the fixed account options are subject to special restrictions, including individual state law restrictions as to availability or amounts. These options are available only during the accumulation phase of your
Contract and after your initial investment may be subject to limits on additional amounts, including minimum required investments or maximum limits on total amounts. Transfers out of these fixed options are also subject to specific limitations, including charges, and monies moved out of these options may limit the availability of any positive market value adjustment that might otherwise apply.
Transfers among Divisions are subject to the Contract’s short-term and excessive trading policies.
Under certain circumstances Northwestern Mutual reserves the right to remove a
Portfolio or substitute another Portfolio for such Portfolio.

The Investment
Options – Fixed
Options and The
Contract –Purchase
Payments Under the
Contract
(Guaranteed
Account Investment
Minimums and
Maximums)
The Investment
Options (Short Term
and Excessive
Trading)
Contract Owner
Services
(Substitution of
PortfolioShares and
Other Changes)

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. Some distributions will generally be subject to ordinary income tax rates, and may be subject to penalties.
Federal Income Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
The Contract is sold exclusively through financial representatives of
Northwestern Mutual’s affiliated broker-dealer, who are compensated with a commission based on a percentage of Purchase Payments, and Northwestern
Mutual may share revenue it earns on the Contract with its affiliated broker-
dealer. These financial representatives may have a financial incentive to offer or recommend the Contract over other investments.
Additional Information – The Distributor

Overview of the Contract
The Contracts are unallocated group annuity contracts, the purpose of which is primarily to provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries (“Annuitants”). Funds may be accumulated on a variable, fixed, or a combined basis in one or more omnibus accounts established for each Contract. The
Account C Prospectus  3

Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust.
We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. The Contracts are not intended for short term-investment and are therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading.
During the years when funds are being paid into the Contract, known as the accumulation (savings) phase, the earnings accumulate on a tax-deferred basis. The annuitization (income) period begins when a participant retires or otherwise becomes entitled to receive benefits and you direct us to pay Annuity benefits to the participant. (See “Retirement Benefits.”) All or a portion of such payments will be taxed as ordinary income. We will then pay retirement benefits in a lump sum or under a variable or fixed income plan and issue the Annuitant a Certificate describing the benefits which have been selected. (See “Income Plans.”) The amount accumulated under the Contract, including the results of investment performance of the Divisions, and interest earned under the fixed options, will determine the amount of the Retirement Benefit. Additional information about the Portfolios in which the Divisions invest is provided in the Appendix (see "Appendix A: Portfolios Available Under Your Contract). Benefits available to participants are determined entirely by the provisions of the Plan or Trust.
In addition to the Divisions which vary with the investment experience of the underlying Portfolios, the Contracts offer fixed options (Guaranteed Return Fund or “GRF” accounts) that credit interest at declared rates.
Below are other features and options that the Contract offers.
•
Contract classes. The Contract currently offers two classes for new investors, a front-load version (in which a sales charge is assessed when Purchase Payments are made) and a simplified-load version (in which a sales charge is assessed).
•
Accessing your money. To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract by submitting a request in writing, subject to our administrative procedures.
Withdrawal rights during the annuitization period will depend on the income plan selected.
•
Tax treatment. You may transfer Contract Value among the Divisions and the fixed options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only when (1) you make a withdrawal or surrender; (2) you receive an annuity payments under the Contract; or (3) upon payment of the retirement benefit.
•
Retirement Benefit. You may direct us to pay retirement benefits to an Annuitant at any time while your contract is in force. Upon your request, benefits may be paid in a lump sum or under an Income Plan. If a participant under your retirement plan or trust dies before retirement, any retirement benefits available are governed by the terms of your plan or trust. If he dies after retirement (i.e., after he annuitizes), any death benefits would be governed by the Income Plan in effect at that time.
4  Account C Prospectus

Fee and Expense Tables
Contract Fees and Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. There are two sets of tables: one for a front-load Contract (in which a sales charge is assessed when Purchase Payments are made) and one for a one for a simplified-load Contract (in which a sales charge is assessed). Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or transfer Contract value between investment options. These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so.
Each table shows the maximum and current fees and expenses for multiple Contract versions. The first column [(the “RR” series)] shows the maximum and current fees and expenses related to the current Contract version. The subsequent columns show the maximum and current fees and expenses for each prior Contract version shown in Appendix B.

Front-Load Contract (in which a sales charge is assessed when Purchase Payments are made)
Transaction Expenses	Maximum Fee	Current Fee
Maximum Sales Load (as a percentage of Purchase Payments)[1]	4.5%	4.5%
Transfer Fee	N/A	N/A
Expedited Delivery Charge[2]	$17	$17
Wire Transfer Fee[3]	$15	$15
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio company fees and expenses).
Annual Contract Expenses	Maximum Fee	Current Fee
Administrative Expenses[4]	$150	$150
Base Contract Expenses (as a percentage of average Contract value)[5]	1.00%	0.65%
Simplified-Load Contract (in which a one-time sales charge is assessed)
Transaction Expenses	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)[1]	None	None
Installation Fee	$750	$750
Expedited Delivery Charges[2]	$17	$17
Wire Transfer Fee[3]	$15	$15
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio company fees and expenses).
Annual Contract Expenses	Maximum Fee	Current Fee
Administrative Expenses[4]	$150	$150
Base Contract Expenses (as a percentage of average Contract Value)[5]	1.50%	1.25%
Account C Prospectus  5

1 The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments.
2 For express mail delivery with signature required; the express mail delivery charge without signature is $15.
3 We also charge $15 for wire transfers in connection with withdrawals.
4 We charge an Annual Contract Fee of $150. We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days prior notice.
5 We guarantee the current Base Contract Expense for five years from the date of this prospectus. Thereafter, we reserve the right to raise the Base Contract Expense to a maximum annual rate of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the Contract with respect to the maximum annual rate for the base contract expense as well as other Contract terms.
6  Account C Prospectus

Annual Portfolio Operating Expenses
The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this document (i.e., Appendix A:Portfolios Available Under Your Contract).
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	%1.41
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	1.25%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2020 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus.
**
As a percentage of average Portfolio assets.
For more information about voluntary fee waivers that may be in place, see the “Charges” section.
Examples1
The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, and the fees and annual Portfolio expense. The Examples assume that you invest $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum expenses of the underlying Portfolios(as set forth above) as well as the Optional Enhanced Death Benefit Maximum Charge. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:
Front-Load Contract
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$6,477	$11,340	$16,458	$30,459
If you annuitize at the end of the applicable time period:	$6,477	$11,340	$16,458	$30,459
If you do not surrender your Contract:	$6,477	$11,340	$16,458	$30,459
Simplified-Load Contract
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$2,639	$8,723	$15,065	$32,114
If you annuitize at the end of the applicable time period:	$2,639	$8,723	$15,065	$32,114
If you do not surrender your Contract:	$2,639	$8,723	$15,065	$32,114
Note: The purchase payments for either a front-load Contract or a simplified-load Contract must reach a total minimum amount of $25,000 during the first Contract year. The installation fee of $750 is divided between the funds for the simplified-load fee table. The numbers above must be multiplied by 2.5 to find the expenses for a front-load Contract or a simplified-load Contract of this minimum size.
The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. See “Charges” for additional information about expenses for the Contracts. The expense numbers shown in the tables reflect the Base Contract Charge. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.
Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Account C Prospectus  7

Principal Risks
Investment Risk You can lose money by investing in the Contract.
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings and from a tax perspective is generally less attractive if owned by a non-natural person. Your Contract has also adopted measures to deter short-term trading that may trigger additional restrictions.
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) available under the Contract, and each Portfolio (including any fixed account investment options) will have its own unique risks. You should review the prospectuses for the Portfolios before making an investment decision.
Insurance Company Risks Investment in the Contract is subject to the risks related to the Depositor (Northwestern Mutual), and any obligations (including any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.

The Company
The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $308 billion as of December 31, 2020. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
In addition to your fixed account allocations, General Account assets are used to guarantee the payment of the benefits under the Contract. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account
We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.
You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the
Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.
When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:
•
Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.
8  Account C Prospectus

•
Invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or another share class of an existing Portfolio) already purchased or to be purchased.
•
Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.
•
Create new separate accounts.
•
Combine the Separate Account with any other separate account.
•
Transfer the assets and liabilities of the Separate Account to another separate account.
•
Transfer cash from time to time between the Company’s General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.
•
On behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to Contracts supported by the Separate Account to the Company’s General Account.
•
Add, delete, or make changes to the securities and other assets that are held or purchased by the Separate Account.
•
Terminate and/or liquidate the Separate Account.
•
Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.
•
Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.
In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options
The Contract makes available a variety of variable and fixed investment options. The Company does not endorse or recommend any particular option nor does it provide investment advice. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.
Variable Options
The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.
You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio.
There can be no assurance that the Portfolios will realize their objectives. You can find more detailed information about the Portfolios, including its (i) name, (ii) investment objective(s ), (iii) investment adviser, (iv) current expenses, and (v) performance, in Appendix A to this Prospectus. Read the prospectus carefully before investing. You can find these documents online at www.nmprospectus.com, by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. Note: A summary prospectus for a Portfolio contains information on its first page about how to obtain a copy of the full Portfolio statutory prospectus. You can also visit www.nmprospectus.com to obtain these documents.
Payments We Receive The Contract makes available both proprietary and non-proprietary Portfolios. The Northwestern Mutual Series Fund, Inc. is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Contract, we consider during the selection process whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.
Account C Prospectus  9

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.
Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.20%. These payments are made for various purposes, including payment of services incurred by the Company and/or its affiliates in promoting and marketing the Contracts and Portfolios. The Company and its affiliates may profit from these payments.
While not currently the case, certain Portfolios available under the Contract may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We consider receipt of these payments when deciding whether to offer a Portfolio.
Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.
Transfers Between Divisions Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Net Purchase Payments among the Divisions or transfer Accumulation Units from one Division to another at any time. After the effective date of a variable Income Plan, the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are made based on the valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of a written request at our Home Office, provided it is in good order, or on a future specified date. “Good order” means that the request is complete and accurate and all applicable requirements are satisfied. If such a request is received before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), the request will receive same-day pricing. If we receive such a request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE.
We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. You may transfer Accumulation or Annuity Units among the Divisions up to twelve times in a Contract year. We may set waiting periods for transfers of Annuity Units.
If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers. See the attached prospectuses for the Funds for more information about their frequent trading policies. We will assist the Funds in the implementation of their policies. After the effective date of a variable Income Plan which includes the right of withdrawal, a payee may transfer the Withdrawal Value to any other Income Plan. An administrative charge may apply.
Short Term and Excessive Trading Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.
To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.
Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same
10  Account C Prospectus

effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a Contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).
We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.
If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.
We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group Annuity Contracts, we do request that Contract Owners take steps that are reasonably designed to discourage individual participants from market timing.
Fixed Options
During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts, provided they are available in your state and under your Contract. To find out if a Guaranteed Return Fund Account is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.
The Guaranteed Return Fund Accounts
General During the Accumulation phase of the Contract, the Owner of a Series NN contract may invest on a fixed basis in the following Guaranteed Return Fund (“GRF”) accounts of different durations, provided they are available in your state: a 1-year GRF, a 3-year GRF, and a 5-year GRF. The sum of all the Accumulation Values of all the GRF Accounts in a given contract may not exceed the GRF Accounts Maximum as shown in the Contract. To find out if a particular GRF is available, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.
Interest Rates Assets deposited into a GRF earn the interest rate effective on the date of the deposit. Interest rates are set as follows: For contract amounts of more than $1 million, interest rates are set daily. For amounts of $1 million or less, interest rates are set Friday of each week and apply to contributions received during the following week.
Interest rate bands for the simplified-load contracts are as follows:
Account C Prospectus  11

Contract Size		Interest Rate
At Least	But less than
0	$125,000	Base Rate
$125,000	$500,000	Base Rate + 0.20%
$500,000	$1,000,000	Base Rate + 0.40%
$1,000,000	$1,500,000	Base Rate + 0.60%
$1,500,000		Base Rate + 0.80%
Interest rate bands for the front-load contracts are shown below.
Contract Size		Interest Rate
At Least	But less than
0	$1,500,000	Base Rate
$1,500,000		Base Rate + 0.10%
Maturity Dates GRF Maturity Dates are quarterly and are set in accordance with the plan year end date. The table below shows several examples:
If the Plan Year End Date is	Example	The Maturity Dates are
The first day of the month	01/01	01/01 04/01 07/01 10/01
The last day of the month	03/31 or 06/30	03/31 06/30 09/30 12/31
Neither the first nor the last day of the month	01/10	01/10 04/10 07/10 10/10
If, for example, the plan trustees of a calendar-year plan select a 1-year GRF and make monthly deposits in January, February, and March 2020, all the deposits will mature on March 31, 2021. Thus, the rate guarantee for a specific deposit into a 1-year GRF will be effective for 12-15 months (the “Guaranteed Period”). This same process is used to determine the Guarantee Periods for all GRFs. In those cases where the plan year end changes, maturities for subsequent purchase payments will be based on the new plan year end date. Maturity Dates established under the previous plan year end date will remain. In those cases, there may be more than four Maturity Dates in a year.
Options at Maturity When assets invested in a GRF mature, we transfer the funds pursuant to the direction of the Owner/Trustee. If the Owner/Trustee has so indicated on the Group Pension Annuity application, the assets will renew in the same GRF or be transferred to the Government Money Market Investment Division. If the application contains no such direction, and if the Owner/Trustee has not properly instructed us before the Maturity Date to transfer the funds to different investment Division(s), we will send a GRF Maturity Letter to the Owner/Trustee approximately thirty days before the Maturity Date notifying him/her that the GRF assets are due to mature and giving notice of what will happen unless we are provided with other instructions. If we are in receipt of no instructions, the assets will be transferred to the Government
Money Market Investment Division. Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).
Market Value Adjustment A Market Value Adjustment (“MVA”) may be assessed (or credited) on transfers or withdrawals from a GRF (of any duration) prior to the Maturity Date or before the end of Guarantee Period. The amount of the MVA may be positive or negative, but in all events is the difference between the interest rate credited to a new deposit (with a Guarantee Period equal to the original length of the Guarantee Period of the amount being transferred or withdrawn) and the interest rate credited to the amount being transferred or withdrawn, multiplied by the number of years to maturity of the amount withdrawn. MVAs are generally not assessed in the following circumstances: (1) a withdrawal or transfer made within 30 (thirty) days of maturity; (2) when contracts are settled to a life income plan; or (3) when the withdrawal is used to pay a plan benefit under a defined contribution plan (e.g., payments upon a bona fide retirement, disability, death, or termination of employment). Reasonable proof that these provisions have been met must be provided to the Company upon request.
In no event will the MVA decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to a GRF since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled an annual effective rate of 3% during that same time period. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA.Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from a GRF prior to the end of a Guaranteed Period.
Other Information Amounts you invest in a GRF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the GRFs do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the GRFs. (See “Deductions.”) In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the GRFs under the Securities Act of 1933, nor have we registered the GRFs or the General Account as investment companies under the 1940 Act. Accordingly, interests in a GRF are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this Prospectus regarding the GRF.

12  Account C Prospectus

The Contracts
Unallocated Group Annuity Contracts
We offered two versions of the Contracts: front-load Contracts and simplified-load Contracts. (See “Expense Table” and “Deductions.”) The Contracts are unallocated group annuity contracts that provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries (“Annuitants”). Funds may be accumulated on a variable, fixed, or a combined basis in one or more omnibus accounts established for each Contract. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust.
When a participant retires or otherwise becomes entitled to receive benefits, you may direct us to pay Annuity benefits to the participant. (See “Retirement Benefits.”) We will then pay retirement benefits in a lump sum or under a variable or fixed income plan and issue the Annuitant a Certificate describing the benefits which have been selected. (See “Income Plans.”) Benefits available to participants are determined entirely by the provisions of the Plan or Trust.
Purchase Payments Under The Contracts
Amount and Frequency You determine the amount and frequency of Purchase Payments subject to the provisions of the Plan or Trust. You may pay larger or additional purchase payments. However, we will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Internal Revenue Code of 1986, as amended (the “Code”) or the requirements for deduction of the employer’s contribution under Section 404(a)(2) of the Code; or (b) any Purchase Payment (initial or subsequent) of less than $100.
You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. If a Purchase Payment is not paid when due, or if we decline to accept a Purchase Payment as provided above, the Contract will continue in force unless you redeem all Accumulation Units for their value. You may resume payment of Purchase Payments at any time the Contract is inforce.
Application of Purchase Payments We credit Net Purchase Payments to your Contract, after deduction of any sales load or installation fee, and we allocate the payments as you direct. To the extent that you direct a Net Purchase Payment to accumulate on a variable basis, we place it in the Separate Account and allocate it to one or more Divisions. Assets we allocate to each Division we thereupon invest in shares of the Portfolio which corresponds to that Division. If we receive no allocation instructions, we will place the Net Purchase Payment in the Government Money Market Division.
We apply payments we place in the Separate Account to provide “Accumulation Units” in one or more Divisions. Accumulation Units represent your interest in the Separate Account.
The number of Accumulation Units you receive for each Net Purchase Payment after the initial Purchase Payment is determined by dividing the amount of the Purchase Payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of that Division we make after we receive your Purchase Payment is received in good order either at our Home Office or a lockbox facility we have designated. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about Owners and Beneficiaries to government regulators. We value assets as of the close of trading on the NYSE for each day the Exchange is open.
The number of your Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Separate Account does not change the number (as distinguished from the value) of your Accumulation Units. The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio. We determine the value of an Accumulation Unit on any date by multiplying the value on the immediately preceding Valuation Date by the Net Investment Factor for the Division for the current period. (See “Net Investment Factor.”) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Unit. That value may be less than, equal to, or more than the cumulative Net Purchase Payments you have made.
Net Investment Factor
For each Division, the Net Investment Factor for any period ending on a Valuation Date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract, the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.
Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding Valuation Date up to and including the current Valuation Date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See “Deductions.”)
The Portfolios will distribute investment income and realized capital gains to the Separate Account Divisions. We will reinvest those distributions in additional shares of the same
Account C Prospectus  13

Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Separate Account.
Benefits Provided Under The Contracts
If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, or surrender, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.
The benefits provided under the Contracts consist of a Surrender Value and a retirement benefit. (No death benefits are provided.) Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the Income
Plans described below. We will take the amounts required to pay benefits from the Divisions of the Separate Account, or from the value accumulated on a fixed basis, as you direct. If a participant under your retirement plan or trust dies before retirement, any death benefits available are governed by the terms of your plan or trust. If he dies after retirement (i.e., after he annuitizes), any death benefits would be governed by the Income Plan in effect at that time.
Benefits Available Under the Contract
The following table summarizes information about a variety of standard benefits available under the Contract. If applicable, information about the fees associated with a benefit included in the table may be found in the Fees and Expense Tables.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Surrender or Withdrawal Value	You may terminate the Contract and redeem the value of Accumulation Units credited to the Contract	Standard	No charge[1]	•You may surrender all or a portion of the Accumulation Units •Withdrawal rights during annuitization period will depend on income plan selected
Retirement Benefits	The Contract allows for a retirement benefit to be paid to an Annuitant in a lump sum or under a fixed or variable Income Plan	Standard	No charge[1]
•Paid in lump sum or under income
plan
•May be subject to federal income
tax and tax penalty
•Amounts accumulated under
Contract may not be sufficient to
provide retirement benefits under
the Plan or Trust

Income Plans	Annuity payments and retirement benefit payments are payable under various income plans on a variable or fixed basis	Standard	No charge[1]
•Plans for annuity payments for sa
pecified period are not available for
Contracts issued after May 1, 2013
•Variable income plans are subject to
some Contract charges (as well as
expenses of the underlying
Portfolios) and are subject to market
risk
•Fixed income plans are funded
through withdrawals from the
Separate Account and may be
subject to a withdrawal charge
•Transfers between income plans are
only allowed under limited
circumstances

1 Variable income plans continue to be assessed Base Contract Charges.
Surrender or Withdrawal Value To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. We determine the value, which may be either greater or less than the amount you have paid, as of the Valuation Date coincident with or next following our receipt of a written request for termination. Request forms are available from our Home Office and our agents. You may surrender a portion of the Accumulation Units on the same basis. You may instruct us how to allocate your partial surrender request among your investments in the Divisions or fixed investment options. If no direction is received, your surrender will be deducted proportionately from each of your investments.
A payee under Income Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. We base the Withdrawal Value on the Annuity Unit value on the withdrawal date, the date we receive proof of death at our
14  Account C Prospectus

Home Office, or, if later, the date on which a method of payment is elected, with the unpaid payments discounted at the Assumed Investment Rate if received before the close of trading for the NYSE (typically 4:00 p.m. Eastern time). (See “Description of Income Plans.”) If received on or after the closing of the NYSE, we will determine the Withdrawal Value at the close of the next regular trading session of the NYSE.
Retirement Benefits You may direct us to pay retirement benefits to an Annuitant at any time while your Contract is in force. Upon your request, benefits may be paid in a lump sum or under the Income Plans described below. Your request will state the Income Plan you have elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59½ or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or are paid for deductible medical expenses in excess of 7.5% of Adjusted Gross Income. (See “Federal Income Taxes.”)
We will determine the amount required to pay the Annuity or cash benefits and will redeem Accumulation Units in that amount. If an Annuitant selects an Income Plan, our current practice is to issue a certificate to the Annuitant describing his or her interest and then transfer the amount of the redeemed Accumulation Units to one of our other separate accounts, where they will be administered for the benefit of the Annuitant under the terms of the Contract. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.
Income Plans
Generally We will pay part or all of the benefits under a Contract under either a fixed or variable income plan you select, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. The fixed plans are not described in this Prospectus. Under a variable plan, the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. Under a variable income plan, an Annuitant must select the initial allocation of Annuity Units among the Divisions and may reallocate Annuity Units among the Divisions at any time while the variable income plan is in effect. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. We will issue the Annuitant a Certificate describing the variable Annuity benefits and including beneficiary provisions of Annuity Contracts we issue on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”
Description of Income Plans The following Income Plans are available:
1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 5 to 30 years (guaranteed only for contracts issued before May 1, 2013).
2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Period Certain). An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. After the payee’s death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.
3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Period Certain). An annuity payable monthly for a certain period of 10 years and thereafter during the joint lifetime of two Joint Annuitants. On the death of either Joint Annuitants, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.
An Income Plan must result in payments that meet the minimums we require for annuity Income Plans on the date you elect the plan. From time to time, we may establish Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other Income Plans, with provisions and rates as we publish for those plans.
Amount of Annuity Payments We will determine the amount of the first Annuity Payment on the basis of the particular Income Plan the Annuitant selects, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Income Plan involves life contingencies. The first payment will be lower if the Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the Income Plan in a Portfolio.
Assumed Investment Rate The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 ½%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.
Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Income Plan, the Annuity Unit for
Account C Prospectus  15

each Division would not change in value, and the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Charges
We will make the following current charge deductions:
1. Deductions from Purchase Payments:
Front-Load Contract
We deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the charge on the cumulative amounts we have received and the rates in the table below:
Cumulative Purchase Payments Paid Under the Contract	Charge (as % of Purchase Payment)	Charge (as % of Amount Invested)
First $150,000	%4.50	4.50%
Next $350,000	%3.00	3.45%
Next $500,000	%1.00	2.23%
Balance over $1,000,000	%0.50	[1]2.07%
1This percentage assumes cumulative Purchase Payments paid under the Contract were $1,100,000.
Simplified-Load Contract
We charge an installation fee in the amount of $750 from the first purchase payment we receive. Alternatively, you may pay the fee separately when you submit the application for the Contract. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.
2. Annual Base Contract Charge. The Net Investment Factor (see “Net Investment Factor”) we use in determining the value of Accumulation and Annuity Units reflects a charge on each Valuation Date for mortality and expense risks we have assumed. For the front-load Contract the charge on an annual basis is 0.65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. We may increase this charge to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the maximum.
The mortality risk is that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.
The Net Investment Factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “Substitution and Change,” and the deduction of any applicable taxes. Applicable taxes could include any tax liability we have paid or reserved for resulting from the maintenance or operation of a division of the Account. We do not presently anticipate that any charge will be made for federal income taxes (see “Federal Income Taxes”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any charge for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the Net Investment Factor for such Contracts.
3. Administration Fee. We may terminate a Contract on 60 days’ written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract, we may charge an administration fee of $150 annually on the Contract anniversary.
4. Premium Taxes. The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes generally range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.
5. Expenses for the Portfolios and Funds. The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.
For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2020 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.20% to a maximum of 1.25%.
16  Account C Prospectus

Federal Income Taxes
We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.
Contribution Limits
Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $58,000 or 100% of compensation or earned income up to $290,000 (dollar amounts as indexed for 2021). The employer’s deduction for contributions is limited to 25% of eligible payroll.
Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $19,500 in 2021, indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to a Roth 401(k) plan and all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $6,500 for 2021, indexed thereafter.
Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the present value of the cumulative accrued benefits or the aggregate of the account balances are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.
Taxation of Contract Benefits
No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered.
Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation.With certain limited exceptions, all benefits are subject to the tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59½ or disability) unless payments are made after the employee separates from service and payments are paid in substantially equal installments over the life or life expectancy of the employee, or are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.
A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan. Benefit payments will be subject to mandatory 20% withholding unless the payments are rolled over directly to traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.
Minimum Distribution Requirements As a general rule, the Plan is required to make certain required minimum distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. If a portion or all of the distribution is less than the required minimum distribution, a 50% penalty tax may be imposed on the person who should have received the payment for the shortfall amount.
The Plan must make the first required distribution no later than the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the employee and an assumed beneficiary who is ten years younger, provided, however, that where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 72 or, if the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.
If the employee dies before the required beginning date, the Plan must make distributions under one of three main rules: (1) the life expectancy rule, (2) the ten year rule, or (3) the five year rule.
(1) Life Expectancy Rule: An eligible designated beneficiary may take distributions based on the beneficiary’s life or life expectancy when the beneficiary is the surviving spouse of the Owner, a child of the Owner who is under the age of majority )the entire balance must be distributed by December 31st of the tenth year after reaching the age of the majority), a disabled or chronically ill beneficiary, or any other person who is not more than ten years younger than the Owner. Generally, distributions
Account C Prospectus  17

must commence by December 31 of the year following the year of the employee’s death. (See below for exception for spouse beneficiary.)
(2) Ten Year Rule: A designated beneficiary who is not an eligible designated beneficiary is required to draw down the entire inherited interest within ten years of the Owner’s death. This applies whether or not the Owner had begun RMDs prior to the Owner’s death.
(3) Five Year Rule: A beneficiary who is not either an eligible designated beneficiary or a designated beneficiary, as defined by federal tax law, may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.
A nonspouse designated beneficiary may directly roll over (i.e., trustee-to-trustee transfer) the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.
Spousal Exceptions If the employee’s spouse, as defined under federal tax law (below), elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the employee’s death or, if later, by the end of the year the employee would have attained age 72. Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.
If the employee dies after distributions have begun, but before the entire interest is distributed, the remaining portion of the interest must be distributed at least as rapidly as under the method of distribution permitted under IRS regulations as of the date of the employee’s death.
The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations. For example, certain declared federal disaster relief or military service provisions may supplement this information. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. You should consult qualified tax counsel before you adopt an HR-10 pension or profit-sharing plan or trust.
Taxation of Northwestern Mutual
We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Contracts Issued Prior to January 6, 1992
Contracts Issued Beginning May 1, 1984 and Prior to January 6, 1992 For Contracts issued beginning May 1, 1984 and prior to January 6, 1992, there is no surrender charge, but Purchase Payments paid under the Contract are subject to a deduction of 4.0% on the first $25,000 of Purchase Payments, 2.0% on the next $75,000, 1.0% on the next $100,000, 0.4% on the next $100,000, 0.2% on the next $200,000, and 0.1% on amounts in excess of $500,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality rate and expense risks may not exceed 0.25% of the Separate Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and we currently are making no charge for these risks. These Contracts contain no provisions for accumulation of funds on a fixed basis. (See “Appendix A—Accumulation Unit Values.”) The annual contract fee is based on the contract cash value as follows: 0.5% on the first $100,000 of cash value, 0.4% on the next $100,000, 0.3% on the next $100,000, 0.2% on the next $200,000 and 0.1% on the balance above $500,000. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction and annual contract fee are waived for Contracts issued to plans sponsored by the Company.
Contracts Issued Beginning December 17, 1981 and Prior to May 1, 1984 For Contracts issued beginning December 17, 1981 and prior to May 1, 1984, the surrender charge is currently being waived, but Purchase Payments paid under the Contract are subject to a deduction of 3% on the first $25,000 of Purchase Payments, 2% on the next $75,000, and 1% on amounts in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality and expense risks for these Contracts is 0.50%. The annual Contract fee is the lesser of $30 or 1% of the Contract Value. We currently waive the Contract fee if the Contract Value is $25,000 or more. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner.
Contracts Issued Prior to December 17, 1981 For Contracts issued prior to December 17, 1981 there is no surrender charge, but Purchase Payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. There is no charge assessed at present for mortality and expense risks for these Contracts. There is no annual Contract fee. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate
18  Account C Prospectus

guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction is waived for Contracts issued to plans sponsored by the Company.

Contract Owner Services
Substitution of Portfolio Shares and Other Changes When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio (or substitute a class of shares of an existing Portfolio for a different class of the same Portfolio) if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the shares of the Portfolio is no longer appropriate. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.
Free Look Depending upon applicable state law and the terms of the applicable employee benefit plan, you may have the right to return the Contract within the next ten days after you receive it (or whatever period is required under applicable state law), and receive your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event the state in which you live requires us to return the full amount of your purchase payment, we will do so.
Amendments and Termination After the fifth Contract year, we may amend the Contract with respect to (1) the sales load; (2) the maximum annual Annuity rate and expense guarantee charge; (3) the administration fee; (4) the transfer fee; (5) the minimum amounts for purchase payment(s) and for the Contract value; or (6) the payment rate tables which are included in the Contract. An amendment will not become effective until after we have given you at least 30 days’ written notice. An Amendment to the payment rate tables will not apply to an Income Plan that starts before the amendment becomes effective. We reserve the right to terminate a Contract if representations you have made to us are or become incorrect. You may terminate a Contract in whole or in part at any time and we will pay you the value of the Accumulation Units.

Additional Information
The Distributor We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.
Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.
Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. However, there are situations where the variable annuity contract will pay greater compensation than investments over certain time periods, which may offer an incentive to your registered representative to recommend a variable annuity contract instead of investments.
Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as additional bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts help registered representatives and/or their managers qualify for such compensation and benefits.
Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses
Account C Prospectus  19

through fees and charges deducted under the Contract.The Distributor's registered representatives receive ongoing servicing compensation related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.
Voting Rights As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable Income Plans. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received, as well as shares of the fund that the insurer itself owns, in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.
We may, if required by state insurance regulations, disregard voting instructions which would require shares to be voted for a change in the sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment advisory agreement for a Portfolio. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for a Portfolio, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions we will include a summary of the action and reasons therefore in the next annual report to Contract Owners.
A vote of Contract Owners, or of those who have an interest in one or more of the divisions of the Separate Account, may be required. Approval by the SEC or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.
Dividends This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under an Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” On Group Combination Annuity Contracts, dividends have arisen principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. However, there is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed.
Any dividends allocated to your Contract will be credited on the Contract anniversary and, under the Company’s current approach, will be based on the average variable Contract value, which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Separate Account. Under the terms of the Contract, dividends, if any, will be applied as a net purchase payment allocated to the Government Money Market Division. For the coming year, all NN Series front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000.
Speculative Investing Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.
Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.
Cybersecurity & Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For
20  Account C Prospectus

instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.
Legal Proceedings Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.
The more investments and annuity products your registered representative sells in a year, the higher percent of commissions or fees your registered representative receives from NMIS for investment products such as mutual funds and the Northwestern Mutual Wealth Management Company (“NMWMC”) investment advisory accounts. The different production levels and increasing percentages tied to those production levels are known as a “grid.”
Deferment of Benefit Payments We reserve the right to defer determination and payment of the Surrender Value of the Accumulation Units, the Withdrawal Value under a variable Income Plan, or the payment of benefits under a variable Income Plan., until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act.
Account C Prospectus  21

APPENDIX A—Portfolios Available under Your Contract
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. In addition to the Portfolios listed below, the Contract also offers fixed options (see “Other Benefits Available Under the Contract - Fixed Options” above), subject to restrictions, which can earn interest for specified periods at declared rates.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.42%[1]	34.97%	17.68%	14.73%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	32.55%	19.30%	15.90%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/ Wellington Management Company LLP	0.44%[1]	22.74%	15.24%	11.73%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/ Fiduciary Management, Inc.	0.81%[1]	10.05%	12.18%	11.14%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.20%[1]	18.18%	14.97%	13.64%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.77%[1]	2.64%	9.11%	10.06%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.52%[1]	0.73%	9.11%	10.53%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/ T. Rowe Price Associates, Inc	0.58%[1]	1.20%	9.98%	9.30%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/ Wellington Management Company LLP	0.54%	25.41%	13.38%	10.44%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.26%[1]	13.37%	12.05%	11.23%
Long-term growth of capital; current incomes is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.76%[1]	1.67%	9.54%	10.61%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/ Wellington Management Company LLP	0.56%	33.47%	16.90%	13.38%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.31%	10.93%	12.03%	11.55%
22  Account C Prospectus

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/ T. Rowe Price Associates, Inc	0.95%	9.29%	12.16%	9.78%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.63%	17.91%	12.11%	7.39%
Capital appreciation	Research International Core Portfolio[2]	MSA/ Massachusetts Financial Services Company	0.76%[1]	13.46%	9.76%	6.21%
Long-term growth of capital; any income realized will be incidental	International Equity Portfolio[2]	MSA/Templeton Investment Counsel, LLC	0.54%[1]	-2.71%	3.12%	3.26%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/ Aberdeen Asset Managers Limited	0.93%[1]	26.86%	12.97%	3.33%
Maximum current income to the extent consistent with liquidity and stability of capital3	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%	0.31%	0.90%	0.50%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/ T. Rowe Price Associates, Inc	0.39%	4.29%	2.60%	1.72%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Wells Capital Management, Inc.	0.31%[1]	8.98%	4.75%	3.95%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.94%	17.37%	7.33%	7.25%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.56%[1]	9.57%	4.75%	3.43%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.45%	6.64%	7.88%	6.28%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.73%[1]	6.13%	7.54%	5.60%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.50%[1]	12.49%	8.86%	7.30%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.59%[1]	13.43%	10.10%	8.17%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio– Initial Class[2]	Fidelity Management & Research Company LLC (FMR)[4]	0.62%	18.19%	11.07%	9.50%
Long-term capital appreciation	Fidelity® VIP Contrafund®Portfolio – Initial Class[2]	Fidelity Management & Research Company/FMR Co., Inc.[4]	0.61%	30.57%	16.19%	13.52%
Account C Prospectus  23

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 year
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolios’s environmental, social and governance criteria	Sustainable Equity Portfolio[2]	Neuberger Berman Investment Advisers LLC	0.92%	19.56%	13.05%	11.62%
Long-term growth of capital	U.S. Strategic Equity Fund[6]	Russell Investment Management LLC (RIM) [7]	0.84%	23.84%	14.27%	12.79%
Long-term growth of capital	U.S. Small Cap Equity Fund[6]	RIM[7]	1.25%	12.70%	10.84%	9.37%
Current income and long- term growth of capital	Global Real Estate Securities Fund[6]	RIM[7]	0.91%	-5.18%	4.61%	5.88%
Long-term growth of capital	International Developed Markets Fund[6]	RIM[7]	1.06%	5.08%	6.50%	5.10%
Provide total return	Strategic Bond Fund[6]	RIM[7]	0.69%	8.43%	4.69%	4.00%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[6]	RIM[7]	0.86%[1]	6.40%	6.15%	5.13%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[6]	RIM[7]	0.95%[1]	7.65%	7.37%	6.10%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[6]	RIM[7]	1.01%[1]	9.75%	8.62%	6.76%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[6]	RIM[7]	1.04%[1]	8.26%	8.93%	7.09%
Total return	Commodity Return Strategy Portfolio– Class 2[8]	Credit Suisse Asset Management, LLC	0.80%[1]	28.52%[9]	N/A	N/A
1 This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2 A series of Northwestern Mutual Series Fund, Inc., for which MSA, our wholly-owned company, serves as investment adviser.
3 The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund®Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
4The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
5 A series of Neuberger Berman Advisers Management Trust.
6 A series of Russell Investment Funds.
7 Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
8 A series of Credit Suisse Trust.
9 Return represents performance from May 1, 2020 (inception date) to December 31, 2020.
24  Account C Prospectus

Additional Information
Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.nmprospectus.com. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will notify you by mail that reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest are available online.
More information about the Contract and NML Variable Annuity Account C (the “Separate Account”) is included in the SAI dated May 1, 2021. The SAI is incorporated by reference in this prospectus and is available free of charge at www.nmprospectus.com.
To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, WI 53202. You can also request a copy of the SAI by calling us at (866) 910-1232 free of charge.
Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
 Edgar Contract Identifier: C000000097
Account C Prospectus  25

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
GROUP COMBINATION ANNUITY
A group combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts.
Issued by The Northwestern Mutual Life Insurance Company
and
NML Variable Annuity Account C

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888- 455-2232, or visiting the website www.northwesternmutual.com.

GENERAL INFORMATION
The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for other variable annuity contracts issued by the Company.
DISTRIBUTION OF THE CONTRACTS
Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts, either directly to the Company or through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers.
Year	Amount
2020	$19,500
2019	$20,916
2018	$22,916
NMIS also provides certain services related to the administration of certain income plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.
DETERMINATION OF ANNUITY PAYMENTS
The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”
Amount of Annuity Payments The amount of the first annuity payment will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Income Plan. (See “Illustrations of Variable Annuity Payments”.) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual are based on the 1983 Table A Mortality Table with Projection Scale G and an age adjustment.
Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant.
The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Income Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.
The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.
Annuity Unit Value The value of an Annuity Unit for each Division was arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.
The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the mortality rate tables.
If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.
Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3 1/2% (Plan 2, as described in the prospectus).
(1)	Value of Annuitant's retirement benefit allocated to Balanced	$ 50,000
(2)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$ 5.00
(3)	Amount of first payment from Balanced Division (1) x (2) divided by $1,000.	$ 250.00
(4)	Assumed Value of Annuity Unit in Balanced Division on effective date of income plan.	$1.500000
(5)	Number of Annuity Units credited in Balanced Division, (3) divided by (4)	166.67
The $50,000 value on the effective date of the income plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.
However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see “Net Investment Factor”) was less than the Assumed Investment Rate of 3 1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.
For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.
TRANSFERABILITY RESTRICTIONS
Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual must be received at the Home Office of Northwestern Mutual. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual. Northwestern Mutual will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual before Northwestern Mutual consents to the assignment.
EXPERTS
The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, and the financial statements of NML Variable Annuity Account C as of December 31, 2020 and for the periods indicated, included in this

Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2020

Northwestern Mutual Variable Annuity Account C

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Contract Owners of NML Variable Annuity Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of NML Variable Annuity Account C indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of NML Variable Annuity Account C as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1)Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of NML Variable Annuity Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of NML Variable Annuity Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 26, 2021

We have served as the auditor of one or more of the divisions of NML Variable Annuity Account C since 1971.

2

Northwestern Mutual Variable Annuity Account C

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division		Index 500 Stock Division
Assets:

Investments, at fair value (1)	$880	$3,729	$669	$512		$11,479
Northwestern Mutual Series Fund, Inc.
Fidelity Variable Insurance Products Fund	-	-	-	-		-
Neuberger Berman Advisers Management Trust	-	-	-	-		-
Russell Investment Funds	-	-	-	-		-
Credit Suisse Trust	-	-	-	-		-
Due from Northwestern Mutual Life Insurance Company	-	-	-	7		-
Total Assets	880	3,729	669	519		11,479

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	8	-		-
Due to Participants	-	-	-	-		-
Total Liabilities	-	-	8	-		-

Total Net Assets	$880	$3,729	$661	$519		$11,479

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$182	$172	$-	$7		$833
Annuity Reserves	-	-	-	-		-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	50	118	63	-		288
Annuity Reserves	-	-	-	-		-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	128	353	151	-		2,188
Annuity Reserves	-	-	-	-		-
Individual Variable Annuity Contracts Issued: On or After October 16, 2006 - Network Edition
Accumulation Units (5)	520	3,086	447	512		8,090
Annuity Reserves	-	-	-	-		80
Total Net Assets	$880	$3,729	$661	$519		$11,479

(1) Investments, at cost	$767	$2,532	$540	$458		$8,043
Mutual Fund Shares Held	222	900	251	413		1,658
(2) Accumulation Unit Value	$130.365531	$91.289389	$80.301917	$23.385328		$210.492951
Units Outstanding	1	2	-	—	(a)	4
(3) Accumulation Unit Value	$10.961736	$8.138441	$6.752098	$2.139519		$12.856915
Units Outstanding	5	14	9	-		22
(4) Accumulation Unit Value	$9.343486	$7.321217	$5.755230	$1.971217		$14.158399
Units Outstanding	14	48	26	-		155
(5) Accumulation Unit Value	$3.604955	$8.580705	$2.793028	$2.228920		$3.495577
Units Outstanding	144	360	160	229		2,314

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division		Equity Income Division		Mid Cap Growth Stock Division		Index 400 Stock Division
Assets:
Investments, at fair value (1)	$511	$1,902		$2,217		$1,487		$3,203
Northwestern Mutual Series Fund, Inc.
Fidelity Variable Insurance Products Fund	-	-		-		-		-
Neuberger Berman Advisers Management Trust	-	-		-		-		-
Russell Investment Funds	-	-		-		-		-
Credit Suisse Trust	-	-		-		-		-
Due from Northwestern Mutual Life Insurance Company	-	-		-		-		-
Total Assets	511	1,902		2,217		1,487		3,203
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-		-		1		-
Due to Participants	-	-		-		-		-
Total Liabilities	-	-		-		1		-
Total Net Assets	$511	$1,902		$2,217		$1,486		$3,203

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$9		$9		$6		$47
Annuity Reserves	-	-		-		-		-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	200		8		9		74
Annuity Reserves	-	-		-		-		-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	-		79		1,048		529
Annuity Reserves	-	-		-		-		-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	501	1,693		2,121		423		2,527
Annuity Reserves	10	-		-		-		26
Total Net Assets	$511	$1,902		$2,217		$1,486		$3,203

(1) Investments, at cost	$499	$1,852		$2,218		$1,157		$2,844
Mutual Fund Shares Held	431	1,413		1,246		393		1,274
(2) Accumulation Unit Value	$20.613433	$35.463950		$40.954303		$193.811117		$75.180406
Units Outstanding	-	—	(a)	—	(a)	—	(a)	1
(3) Accumulation Unit Value	$1.885881	$3.125782		$3.651112		$10.586238		$6.529917
Units Outstanding	-	64		2		1		11
(4) Accumulation Unit Value	$1.737445	$2.782499		$3.284293		$14.120404		$5.734890
Units Outstanding	-	-		24		74		92
(5) Accumulation Unit Value	$1.964770	$3.312992		$3.849405		$2.727520		$5.648868
Units Outstanding	255	511		551		155		447

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division		International Growth Division
Assets:
Investments, at fair value (1)	$1,200	$1,226	$1,896	$1,185		$2,070
Northwestern Mutual Series Fund, Inc.
Fidelity Variable Insurance Products Fund	-	-	-	-		-
Neuberger Berman Advisers Management Trust	-	-	-	-		-
Russell Investment Funds	-	-	-	-		-
Credit Suisse Trust	-	-	-	-		-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-		-
Total Assets	1,200	1,226	1,896	1,185		2,070
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-		-
Due to Participants	-	-	-	-		-
Total Liabilities	-	-	-	-		-
Total Net Assets	$1,200	$1,226	$1,896	$1,185		$2,070

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$48	$63	$47	$9		$114
Annuity Reserves	-	-	-	-		-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	128	54	75	20		84
Annuity Reserves	-	-	-	-		-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	52	197	81	-		152
Annuity Reserves	-	-	-	-		-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	967	912	1,679	1,156		1,713
Annuity Reserves	5	-	14	-		7
Total Net Assets	$1,200	$1,226	$1,896	$1,185		$2,070

(1) Investments, at cost	$1,179	$926	$1,661	$1,149		$1,496
Mutual Fund Shares Held	680	355	927	535		1,043
(2) Accumulation Unit Value	$50.098747	$104.149054	$30.394793	$57.260960		$34.110132
Units Outstanding	1	1	2	—	(a)	3
(3) Accumulation Unit Value	$4.466185	$9.046015	$2.780835	$5.047024		$3.006315
Units Outstanding	29	6	27	4		28
(4) Accumulation Unit Value	$4.017711	$7.944528	$2.561959	$4.492731		$2.676266
Units Outstanding	13	25	32	-		57
(5) Accumulation Unit Value	$4.708921	$4.305002	$2.897115	$5.349125		$3.186443
Units Outstanding	205	212	579	216		538

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	Research International Core Division		International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Assets:
Investments, at fair value (1)	$1,767		$3,916	$3,277	$2,419	$1,259
Northwestern Mutual Series Fund, Inc.
Fidelity Variable Insurance Products Fund	-		-	-	-	-
Neuberger Berman Advisers Management Trust	-		-	-	-	-
Russell Investment Funds	-		-	-	-	-
Credit Suisse Trust	-		-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-		-	-	-	-
Total Assets	1,767		3,916	3,277	2,419	1,259
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		-	-	-	-
Due to Participants	-		-	-	-	-
Total Liabilities	-		-	-	-	-
Total Net Assets	$1,767		$3,916	$3,277	$2,419	$1,259

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$8		$15	$12	$824	$64
Annuity Reserves	-		-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	95		146	130	176	41
Annuity Reserves	-		-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-		505	185	87	181
Annuity Reserves	-		-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	1,646		3,221	2,922	1,332	971
Annuity Reserves	18		29	28	-	2
Total Net Assets	$1,767		$3,916	$3,277	$2,419	$1,259

(1) Investments, at cost	$1,427		$4,247	$2,264	$2,419	$1,226
Mutual Fund Shares Held	1,613		2,517	2,264	938	1,166
(2) Accumulation Unit Value	$16.084924		$5.647675	$16.321818	$43.480109	$13.954768
Units Outstanding	—	(a)	3	1	19	5
(3) Accumulation Unit Value	$1.471544		$4.717951	$1.493226	$1.704839	$1.276483
Units Outstanding	64		31	87	103	32
(4) Accumulation Unit Value	$1.355712		$3.997280	$1.375728	$2.782276	$1.176335
Units Outstanding	-		127	135	31	154
(5) Accumulation Unit Value	$1.533174		$2.075812	$1.555698	$1.293416	$1.330259
Units Outstanding	1,074		1,552	1,878	1,030	730

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	Select Bond Division		Long-Term U.S. Government Bond Division		Inflation Protection Division	High Yield Bond Division		Multi-Sector Bond Division
Assets:
Investments, at fair value (1)	$6,510		$505		$1,403	$1,797		$3,994
Northwestern Mutual Series Fund, Inc.
Fidelity Variable Insurance Products Fund	-		-		-	-		-
Neuberger Berman Advisers Management Trust	-		-		-	-		-
Russell Investment Funds	-		-		-	-		-
Credit Suisse Trust	-		-		-	-		-
Due from Northwestern Mutual Life Insurance Company	-		-		-	-		-
Total Assets	6,510		505		1,403	1,797		3,994
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		-		-	-		-
Due to Participants	-		-		-	-		-
Total Liabilities	-		-		-	-		-
Total Net Assets	$6,510		$505		$1,403	$1,797		$3,994

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$82		$5		$70	$3		$5
Annuity Reserves	-		-		-	-		-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	307		-		60	68		171
Annuity Reserves	-		-		-	-		-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	270		61		156	94		55
Annuity Reserves	-		-		-	-		-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	5,710		439		1,112	1,630		3,751
Annuity Reserves	141		-		5	2		12
Total Net Assets	$6,510		$505		$1,403	$1,797		$3,994

(1) Investments, at cost	$6,069		$490		$1,276	$1,733		$3,758
Mutual Fund Shares Held	4,560		333		1,184	2,488		2,864
(2) Accumulation Unit Value	$268.089237		$26.913884		$17.146141	$63.375613		$22.433485
Units Outstanding	—	(a)	—	(a)	4	—	(a)	—	(a)
(3) Accumulation Unit Value	$4.098340		$2.462451		$1.568750	$5.329206		$2.052439
Units Outstanding	75		-		38	13		83
(4) Accumulation Unit Value	$16.220194		$2.268738		$1.445291	$4.542495		$1.891030
Units Outstanding	17		27		109	21		29
(5) Accumulation Unit Value	$2.723858		$2.565411		$1.634367	$3.658289		$2.138307
Units Outstanding	2,096		171		680	446		1,754

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$5,560	$533	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	2,377	4,034	-
Neuberger Berman Advisers Management Trust	-	-	-	-	899
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	5,560	533	2,377	4,034	899
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	-	-

Total Net Assets	$5,560	$533	$2,377	$4,034	$899

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$2,087	$-	$11	$136	$9
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	69	17	51	123	65
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	1,083	-	99	159	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	2,239	511	2,216	3,580	822
Annuity Reserves	82	5	-	36	3
Total Net Assets	$5,560	$533	$2,377	$4,034	$899

(1) Investments, at cost	$5,101	$488	$2,032	$2,853	$710
Mutual Fund Shares Held	6,191	340	66	86	29
(2) Accumulation Unit Value	$277.610210	$33.001529	$70.458211	$35.233871	$29.909730
Units Outstanding	8	-	- (a)	4	- (a)
(3) Accumulation Unit Value	$6.458358	$2.908673	$6.281261	$3.223546	$2.736519
Units Outstanding	11	6	8	38	24
(4) Accumulation Unit Value	$16.887105	$2.589358	$5.650379	$2.969929	$2.521165
Units Outstanding	64	-	17	53	-
(5) Accumulation Unit Value	$2.689434	$3.082984	$6.622537	$3.358390	$2.850867
Units Outstanding	833	166	335	1,066	289

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	403	212	819	2,195	2,632
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	403	212	819	2,195	2,632
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	-	-
Total Net Assets	$403	$212	$819	$2,195	$2,632

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$-	$-	$74	$8
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	-	44	141	103
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	68	-	55	339
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	403	144	775	1,920	2,170
Annuity Reserves	-	-	-	5	12
Total Net Assets	$403	$212	$819	$2,195	$2,632

(1) Investments, at cost	$315	$177	$781	$2,117	$2,700
Mutual Fund Shares Held	28	9	73	227	195
(2) Accumulation Unit Value	$35.592905	$42.144292	$24.058667	$29.237785	$56.074809
Units Outstanding	-	-	-	3	- (a)
(3) Accumulation Unit Value	$3.091449	$3.660473	$2.089593	$2.539557	$4.870412
Units Outstanding	-	-	21	55	21
(4) Accumulation Unit Value	$2.715036	$3.214751	$1.835201	$2.230428	$4.277349
Units Outstanding	-	21	-	25	79
(5) Accumulation Unit Value	$3.219218	$3.419722	$1.873698	$2.647011	$5.029868
Units Outstanding	125	42	414	725	431

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	1,011	1,015	1,304	705	-
Credit Suisse Trust	-	-	-	-	1,357
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	1,011	1,015	1,304	705	1,357
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	-	-
Total Net Assets	$1,011	$1,015	$1,304	$705	$1,357

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$-	$-	$-	$3
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	-	-	-	62
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	354	475	793	705	73
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	657	540	511	-	1,209
Annuity Reserves	-	-	-	-	10
Total Net Assets	$1,011	$1,015	$1,304	$705	$1,357

(1) Investments, at cost	$950	$933	$1,128	$613	$1,473
Mutual Fund Shares Held	101	197	123	72	364
(2) Accumulation Unit Value	$18.849922	$19.332571	$19.098502	$17.914598	$4.659188
Units Outstanding	-	-	-	-	1
(3) Accumulation Unit Value	$1.724609	$1.768748	$1.747272	$1.638967	$4.374948
Units Outstanding	-	-	-	-	14
(4) Accumulation Unit Value	$1.588894	$1.629523	$1.609785	$1.509990	$4.128458
Units Outstanding	223	292	492	467	18
(5) Accumulation Unit Value	$1.796695	$1.842719	$1.820383	$1.707568	$4.503663
Units Outstanding	365	293	281	-	269

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

For the Year Ended December 31, 2020 (in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division
Income:
Dividend income	$5	$17	$6	$23	$166
Expenses:
Mortality and expense risk charges	3	14	3	2	52
Net investment income (loss)	2	3	3	21	114
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	48	110	(1)	2	412
Realized gain distribution	139	136	16	7	203
Realized gains (losses)	187	246	15	9	615
Change in unrealized appreciation/(depreciation) of investments during the period	48	630	122	16	959
Net increase (decrease) in net assets resulting from operations	$237	$879	$140	$46	$1,688

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division
Income:
Dividend income	$9	$36	$90	$4	$36
Expenses:
Mortality and expense risk charges	1	7	7	13	13
Net investment income (loss)	8	29	83	(9)	23
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10)	122	(53)	47	(53)
Realized gain distribution	15	82	87	59	125
Realized gains (losses)	5	204	34	106	72
Change in unrealized appreciation/(depreciation) of investments during the period	2	(184)	(89)	228	250
Net increase (decrease) in net assets resulting from operations	$15	$49	$28	$325	$345

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division
Income:
Dividend income	$20	$1	$27	$5	$30
Expenses:
Mortality and expense risk charges	4	4	6	3	7
Net investment income (loss)	16	(3)	21	2	23
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(14)	(7)	(10)	(24)	93
Realized gain distribution	-	57	60	66	7
Realized gains (losses)	(14)	50	50	42	100
Change in unrealized appreciation/(depreciation) of investments during the period	27	246	111	72	163
Net increase (decrease) in net assets resulting from operations	$29	$293	$182	$116	$286

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

For the Year Ended December 31, 2020 (in thousands)

Income:	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Dividend income	$34	$128	$59	$3	$29
Expenses:
Mortality and expense risk charges	6	17	11	5	6
Net investment income (loss)	28	111	48	(2)	23
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	15	(188)	34	-	8
Realized gain distribution	28	-	-	-	-
Realized gains (losses)	43	(188)	34	-	8
Change in unrealized appreciation/(depreciation) of investments during the period	111	(62)	635	-	16

Net increase (decrease) in net assets resulting from operations	$182	$(139)	$717	$(2)	$47

Income:	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division
Dividend income	$171	$6	$26	$101	$150
Expenses:
Mortality and expense risk charges	25	2	6	7	14
Net investment income (loss)	146	4	20	94	136
Realized gain (loss) on investments:	50	14	5	(16)	(8)
Realized gain (loss) on sale of fund shares
Realized gain distribution	34	25	-	-	5
Realized gains (losses)	84	39	5	(16)	(3)
Change in unrealized appreciation/(depreciation) of investments during the period	271	17	88	22	93

Net increase (decrease) in net assets resulting from operations	$501	$60	$113	$100	$226

Income:	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division
Dividend income	$121	$11	$12	$7	$5
Expenses:
Mortality and expense risk charges	20	2	7	13	3
Net investment income (loss)	101	9	5	(6)	2
Realized gain (loss) on investments:	779	-	7	105	10
Realized gain (loss) on sale of fund shares
Realized gain distribution	177	20	-	18	32
Realized gains (losses)	956	20	7	123	42
Change in unrealized appreciation/(depreciation) of investments during the period	(318)	31	370	846	102

Net increase (decrease) in net assets resulting from operations	$739	$60	$382	$963	$146

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

For the Year Ended December 31, 2020 (in thousands)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division
Income:
Dividend income	$2	$-	$9	$42
Expenses:
Mortality and expense risk charges	1	1	3	9
Net investment income (loss)	1	(1)	6	33
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(7)	(4)	(13)	13
Realized gain distribution	4	3	-	70
Realized gains (losses)	(3)	(1)	(13)	83
Change in unrealized appreciation/(depreciation) of investments during the period	98	36	41	60
Net increase (decrease) in net assets resulting from operations	$96	$34	$34	$176

	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division
Income:
Dividend income	$38	$19	$21	$18
Expenses:
Mortality and expense risk charges	12	7	10	10
Net investment income (loss)	26	12	11	8
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(74)	2	(53)	2
Realized gain distribution	-	-	27	20
Realized gains (losses)	(74)	2	(26)	22
Change in unrealized appreciation/(depreciation) of investments during the period	(132)	39	92	76
Net increase (decrease) in net assets
resulting from operations	$(180)	$53	$77	$106

	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division
Income:
Dividend income	$12	$68
Expenses:
Mortality and expense risk charges	8	5
Net investment income (loss)	4	63
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	(98)
Realized gain distribution	18	-
Realized gains (losses)	19	(98)
Change in unrealized appreciation/(depreciation) of investments during the period	22	22
Net increase (decrease) in net assets
resulting from operations	$45	$(13)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$2	$3	$3	$5
Net realized gains (losses)	187	145	246	206
Net change in unrealized appreciation/(depreciation)	48	53	630	454
Net increase (decrease) in net assets resulting from operations	237	201	879	665
Contract Transactions:
Contract owners’ net payments	19	8	51	315
Annuity payments	-	-	-	-
Surrenders and other (net)	(178)	(193)	(46)	(183)
Transfers from other divisions or sponsor	557	287	3,663	2,617
Transfers to other divisions or sponsor	(462)	(353)	(3,676)	(2,732)
Net increase (decrease) in net assets resulting from contract transactions	(64)	(251)	(8)	17

Net increase (decrease) in net assets	173	(50)	871	682
Net Assets:
Beginning of period	707	757	2,858	2,176
End of period	$880	$707	$3,729	$2,858

Units issued during the period	184	120	521	527
Units redeemed during the period	(156)	(142)	(526)	(528)
Net units issued (redeemed) during period	28	(22)	(5)	(1)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$3	$2	$21	$3
Net realized gains (losses)	15	13	9	63
Net change in unrealized appreciation/(depreciation)	122	79	16	37
Net increase (decrease) in net assets resulting from operations	140	94	46	103

Contract Transactions:
Contract owners’ net payments	16	21	2	54
Annuity payments	-	-	-	-
Surrenders and other (net)	(42)	(1)	(10)	(39)
Transfers from other divisions or sponsor	689	459	1,838	1,029
Transfers to other divisions or sponsor	(548)	(480)	(1,860)	(1,091)
Net increase (decrease) in net assets resulting from contract transactions	115	(1)	(30)	(47)

Net increase (decrease) in net assets	255	93	16	56
Net Assets:
Beginning of period	406	313	503	447
End of period	$661	$406	$519	$503

Units issued during the period	307	230	965	572
Units redeemed during the period	(249)	(230)	(980)	(597)
Net units issued (redeemed) during period	58	-	(15)	(25)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$114	$89	$8	$7
Net realized gains (losses)	615	404	5	26
Net change in unrealized appreciation/(depreciation)	959	1,660	2	55
Net increase (decrease) in net assets resulting from operations	1,688	2,153	15	88

Contract Transactions:
Contract owners’ net payments	1,071	775	1	6
Annuity payments	(5)	(5)	(1)	(1)
Surrenders and other (net)	(431)	(335)	(27)	(6)
Transfers from other divisions or sponsor	10,214	7,262	675	591
Transfers to other divisions or sponsor	(10,649)	(7,325)	(597)	(555)
Net increase (decrease) in net assets resulting from contract transactions	200	372	51	35

Net increase (decrease) in net assets	1,888	2,525	66	123

Net Assets:
Beginning of period	9,591	7,066	445	322
End of period	$11,479	$9,591	$511	$445

Units issued during the period	3,781	3,007	401	338
Units redeemed during the period	(3,686)	(2,812)	(372)	(320)
Net units issued (redeemed) during period	95	195	29	18

	Domestic Equity Division		Equity Income Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$29	$26	$83	$39
Net realized gains (losses)	204	122	34	156
Net change in unrealized appreciation/(depreciation)	(184)	188	(89)	275
Net increase (decrease) in net assets resulting from operations	49	336	28	470

Contract Transactions:
Contract owners’ net payments	25	567	54	74
Annuity payments	-	-	-	-
Surrenders and other (net)	(34)	(142)	(36)	(173)
Transfers from other divisions or sponsor	3,788	4,052	2,728	2,970
Transfers to other divisions or sponsor	(4,348)	(4,050)	(2,720)	(3,024)
Net increase (decrease) in net assets resulting from contract transactions	(569)	427	26	(153)

Net increase (decrease) in net assets	(520)	763	54	317

Net Assets:
Beginning of period	2,422	1,659	2,163	1,846
End of period	$1,902	$2,422	$2,217	$2,163

Units issued during the period	1,355	1,491	870	923
Units redeemed during the period	(1,515)	(1,366)	(860)	(968)
Net units issued (redeemed) during period	(160)	125	10	(45)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(9)	$(12)	$23	$16
Net realized gains (losses)	106	56	72	188
Net change in unrealized appreciation/(depreciation)	228	316	250	271
Net increase (decrease) in net assets resulting from operations	325	360	345	475

Contract Transactions:
Contract owners’ net payments	123	64	461	267
Annuity payments	-	-	(2)	(2)
Surrenders and other (net)	(279)	(222)	(29)	(22)
Transfers from other divisions or sponsor	639	465	3,683	2,527
Transfers to other divisions or sponsor	(669)	(499)	(3,826)	(2,522)
Net increase (decrease) in net assets resulting from contract transactions	(186)	(192)	287	248

Net increase (decrease) in net assets	139	168	632	723

Net Assets:
Beginning of period	1,347	1,179	2,571	1,848
End of period	$1,486	$1,347	$3,203	$2,571

Units issued during the period	318	263	914	621
Units redeemed during the period	(319)	(310)	(861)	(570)
Net units issued (redeemed) during period	(1)	(47)	53	51

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$16	$13	$(3)	$(3)
Net realized gains (losses)	(14)	90	50	133
Net change in unrealized appreciation/(depreciation)	27	152	246	120
Net increase (decrease) in net assets resulting from operations	29	255	293	250

Contract Transactions:
Contract owners’ net payments	16	35	67	39
Annuity payments	-	-	-	-
Surrenders and other (net)	(52)	(51)	(2)	(17)
Transfers from other divisions or sponsor	1,722	1,645	821	816
Transfers to other divisions or sponsor	(1,641)	(1,643)	(919)	(825)
Net increase (decrease) in net assets resulting from contract transactions	45	(14)	(33)	13

Net increase (decrease) in net assets	74	241	260	263

Net Assets:
Beginning of period	1,126	885	966	703
End of period	$1,200	$1,126	$1,226	$966

Units issued during the period	427	401	274	292
Units redeemed during the period	(414)	(403)	(294)	(286)
Net units issued (redeemed) during period	13	(2)	(20)	6

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$21	$(2)	$2	$1
Net realized gains (losses)	50	88	42	164
Net change in unrealized appreciation/(depreciation)	111	146	72	69
Net increase (decrease) in net assets resulting from operations	182	232	116	234

Contract Transactions:
Contract owners’ net payments	382	35	20	34
Annuity payments	(1)	(1)	-	-
Surrenders and other (net)	(47)	(17)	(88)	(54)
Transfers from other divisions or sponsor	2,246	1,659	2,529	2,143
Transfers to other divisions or sponsor	(2,194)	(1,601)	(2,541)	(2,127)
Net increase (decrease) in net assets resulting from contract transactions	386	75	(80)	(4)

Net increase (decrease) in net assets	568	307	36	230

Net Assets:
Beginning of period	1,328	1,021	1,149	919
End of period	$1,896	$1,328	$1,185	$1,149

Units issued during the period	1,130	738	600	481
Units redeemed during the period	(981)	(707)	(599)	(482)
Net units issued (redeemed) during period	149	31	1	(1)

	International Growth Division		Research International Core Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$23	$13	$28	$21
Net realized gains (losses)	100	28	43	61
Net change in unrealized appreciation/(depreciation)	163	407	111	293
Net increase (decrease) in net assets resulting from operations	286	448	182	375

Contract Transactions:
Contract owners’ net payments	146	244	43	68
Annuity payments	-	-	(1)	(1)
Surrenders and other (net)	(157)	(29)	(34)	(29)
Transfers from other divisions or sponsor	3,082	2,358	2,773	2,523
Transfers to other divisions or sponsor	(3,217)	(2,391)	(2,941)	(2,487)
Net increase (decrease) in net assets resulting from contract transactions	(146)	182	(160)	74

Net increase (decrease) in net assets	140	630	22	449

Net Assets:
Beginning of period	1,930	1,300	1,745	1,296
End of period	$2,070	$1,930	$1,767	$1,745

Units issued during the period	1,215	1,174	2,162	2,140
Units redeemed during the period	(1,246)	(1,106)	(2,296)	(2,083)
Net units issued (redeemed) during period	(31)	68	(134)	57

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$111	$80	$48	$16
Net realized gains (losses)	(188)	167	34	8
Net change in unrealized appreciation/(depreciation)	(62)	195	635	392
Net increase (decrease) in net assets resulting from operations	(139)	442	717	416

Contract Transactions:
Contract owners’ net payments	181	151	146	121
Annuity payments	(2)	(2)	(2)	(1)
Surrenders and other (net)	(115)	(186)	(49)	(49)
Transfers from other divisions or sponsor	6,363	6,102	4,389	3,909
Transfers to other divisions or sponsor	(6,477)	(5,962)	(4,461)	(3,883)
Net increase (decrease) in net assets resulting from contract transactions	(50)	103	23	97

Net increase (decrease) in net assets	(189)	545	740	513

Net Assets:
Beginning of period	4,105	3,560	2,537	2,024
End of period	$3,916	$4,105	$3,277	$2,537

Units issued during the period	3,530	3,121	3,906	3,710
Units redeemed during the period	(3,553)	(3,047)	(3,860)	(3,626)
Net units issued (redeemed) during period	(23)	74	46	84

	Government Money Market Division		Short-Term Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$(2)	$18	$23	$13
Net realized gains (losses)	-	-	8	33
Net change in unrealized appreciation/(depreciation)	-	-	16	21
Net increase (decrease) in net assets resulting from operations	(2)	18	47	67

Contract Transactions:
Contract owners’ net payments	350	346	38	49
Annuity payments	-	-	-	-
Surrenders and other (net)	(825)	(731)	(114)	(1,677)
Transfers from other divisions or sponsor	3,039	1,629	2,386	3,819
Transfers to other divisions or sponsor	(1,081)	(1,658)	(2,328)	(2,307)
Net increase (decrease) in net assets resulting from contract transactions	1,483	(414)	(18)	(116)

Net increase (decrease) in net assets	1,481	(396)	29	(49)

Net Assets:
Beginning of period	938	1,334	1,230	1,279
End of period	$2,419	$938	$1,259	$1,230

Units issued during the period	1,873	1,904	1,926	4,877
Units redeemed during the period	(1,352)	(2,176)	(1,938)	(4,959)
Net units issued (redeemed) during period	521	(272)	(12)	(82)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$146	$136	$4	$8
Net realized gains (losses)	84	1	39	8
Net change in unrealized appreciation/(depreciation)	271	317	17	16
Net increase (decrease) in net assets resulting from operations	501	454	60	32

Contract Transactions:
Contract owners’ net payments	139	264	5	71
Annuity payments	(10)	(9)	-	-
Surrenders and other (net)	(118)	(238)	(4)	(45)
Transfers from other divisions or sponsor	10,437	9,336	873	872
Transfers to other divisions or sponsor	(10,307)	(9,710)	(801)	(873)
Net increase (decrease) in net assets resulting from contract transactions	141	(357)	73	25

Net increase (decrease) in net assets	642	97	133	57

Net Assets:
Beginning of period	5,868	5,771	372	315
End of period	$6,510	$5,868	$505	$372

Units issued during the period	4,051	3,894	336	440
Units redeemed during the period	(4,004)	(3,913)	(309)	(430)
Net units issued (redeemed) during period	47	(19)	27	10

	Inflation Protection Division		High Yield Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$20	$28	$94	$91
Net realized gains (losses)	5	1	(16)	3
Net change in unrealized appreciation/(depreciation)	88	81	22	148
Net increase (decrease) in net assets resulting from operations	113	110	100	242

Contract Transactions:
Contract owners’ net payments	39	30	21	85
Annuity payments	-	-	-	-
Surrenders and other (net)	(39)	(38)	(91)	(86)
Transfers from other divisions or sponsor	2,043	2,125	2,588	2,757
Transfers to other divisions or sponsor	(2,090)	(2,249)	(2,675)	(2,856)
Net increase (decrease) in net assets resulting from contract transactions	(47)	(132)	(157)	(100)

Net increase (decrease) in net assets	66	(22)	(57)	142

Net Assets:
Beginning of period	1,337	1,359	1,854	1,712
End of period	$1,403	$1,337	$1,797	$1,854

Units issued during the period	1,378	1,697	789	874
Units redeemed during the period	(1,410)	(1,796)	(834)	(902)
Net units issued (redeemed) during period	(32)	(99)	(45)	(28)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$136	$112	$101	$219
Net realized gains (losses)	(3)	24	956	703
Net change in unrealized appreciation/(depreciation)	93	204	(318)	725
Net increase (decrease) in net assets resulting from operations	226	340	739	1,647

Contract Transactions:
Contract owners’ net payments	48	637	314	424
Annuity payments	(1)	(1)	(7)	(7)
Surrenders and other (net)	(98)	(127)	(3,833)	(2,467)
Transfers from other divisions or sponsor	7,595	4,803	1,427	1,120
Transfers to other divisions or sponsor	(7,041)	(4,950)	(2,280)	(1,279)
Net increase (decrease) in net assets resulting from contract transactions	503	362	(4,379)	(2,209)

Net increase (decrease) in net assets	729	702	(3,640)	(562)

Net Assets:
Beginning of period	3,265	2,563	9,200	9,762
End of period	$3,994	$3,265	$5,560	$9,200

Units issued during the period	3,870	2,823	594	610
Units redeemed during the period	(3,617)	(2,661)	(526)	(864)
Net units issued (redeemed) during period	253	162	68	(254)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$9	$7	$5	$5
Net realized gains (losses)	20	37	7	190
Net change in unrealized appreciation/(depreciation)	31	43	370	207
Net increase (decrease) in net assets resulting from operations	60	87	382	402

Contract Transactions:
Contract owners’ net payments	3	5	75	55
Annuity payments	-	-	-	-
Surrenders and other (net)	(8)	(249)	(119)	(67)
Transfers from other divisions or sponsor	505	485	3,122	2,707
Transfers to other divisions or sponsor	(441)	(339)	(3,144)	(2,877)
Net increase (decrease) in net assets resulting from contract transactions	59	(98)	(66)	(182)

Net increase (decrease) in net assets	119	(11)	316	220

Net Assets:
Beginning of period	414	425	2,061	1,841
End of period	$533	$414	$2,377	$2,061

Units issued during the period	185	195	621	526
Units redeemed during the period	(163)	(232)	(615)	(569)
Net units issued (redeemed) during period	22	(37)	6	(43)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(6)	$(5)	$2	$-
Net realized gains (losses)	123	357	42	58
Net change in unrealized appreciation/(depreciation)	846	389	102	104
Net increase (decrease) in net assets resulting from operations	963	741	146	162

Contract Transactions:
Contract owners’ net payments	57	86	9	20
Annuity payments	(2)	(2)	-	-
Surrenders and other (net)	(79)	(24)	(5)	(20)
Transfers from other divisions or sponsor	3,856	3,479	1,530	1,527
Transfers to other divisions or sponsor	(3,883)	(3,557)	(1,560)	(1,550)
Net increase (decrease) in net assets resulting from contract transactions	(51)	(18)	(26)	(23)

Net increase (decrease) in net assets	912	723	120	139

Net Assets:
Beginning of period	3,122	2,399	779	640
End of period	$4,034	$3,122	$899	$779

Units issued during the period	1,412	1,534	667	717
Units redeemed during the period	(1,418)	(1,547)	(677)	(727)
Net units issued (redeemed) during period	(6)	(13)	(10)	(10)

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$1	$4	$(1)	$1
Net realized gains (losses)	(3)	23	(1)	(1)
Net change in unrealized appreciation/(depreciation)	98	84	36	24
Net increase (decrease) in net assets resulting from operations	96	111	34	24

Contract Transactions:
Contract owners’ net payments	4	15	52	4
Annuity payments	-	-	-	-
Surrenders and other (net)	(61)	(4)	(2)	(2)
Transfers from other divisions or sponsor	1,033	978	171	144
Transfers to other divisions or sponsor	(1,115)	(1,046)	(164)	(155)
Net increase (decrease) in net assets resulting from contract transactions	(139)	(57)	57	(9)

Net increase (decrease) in net assets	(43)	54	91	15

Net Assets:
Beginning of period	446	392	121	106
End of period	$403	$446	$212	$121

Units issued during the period	395	423	87	52
Units redeemed during the period	(441)	(448)	(64)	(55)
Net units issued (redeemed) during period	(46)	(25)	23	(3)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	International Developed Markets Division		Strategic Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$6	$18	$33	$56
Net realized gains (losses)	(13)	(8)	83	37
Net change in unrealized appreciation/(depreciation)	41	128	60	105
Net increase (decrease) in net assets resulting from operations	34	138	176	198

Contract Transactions:
Contract owners’ net payments	13	78	19	100
Annuity payments	-	-	-	-
Surrenders and other (net)	(17)	(15)	(244)	(91)
Transfers from other divisions or sponsor	661	654	6,044	5,984
Transfers to other divisions or sponsor	(724)	(714)	(6,193)	(6,155)
Net increase (decrease) in net assets resulting from contract transactions	(67)	3	(374)	(162)

Net increase (decrease) in net assets	(33)	141	(198)	36

Net Assets:
Beginning of period	852	711	2,393	2,357
End of period	$819	$852	$2,195	$2,393

Units issued during the period	426	448	2,396	2,577
Units redeemed during the period	(465)	(446)	(2,544)	(2,655)
Net units issued (redeemed) during period	(39)	2	(148)	(78)

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$26	$133	$12	$6
Net realized gains (losses)	(74)	5	2	22
Net change in unrealized appreciation/(depreciation)	(132)	376	39	88
Net increase (decrease) in net assets resulting from operations	(180)	514	53	116

Contract Transactions:
Contract owners’ net payments	129	52	5	1
Annuity payments	(1)	(1)	-	-
Surrenders and other (net)	(137)	(74)	(56)	(78)
Transfers from other divisions or sponsor	3,475	3,574	284	530
Transfers to other divisions or sponsor	(3,644)	(3,507)	(293)	(530)
Net increase (decrease) in net assets resulting from contract transactions	(178)	44	(60)	(77)

Net increase (decrease) in net assets	(358)	558	(7)	39

Net Assets:
Beginning of period	2,990	2,432	1,018	979
End of period	$2,632	$2,990	$1,011	$1,018

Units issued during the period	793	753	171	329
Units redeemed during the period	(824)	(742)	(211)	(374)
Net units issued (redeemed) during period	(31)	11	(40)	(45)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$11	$19	$8	$(2)
Net realized gains (losses)	(26)	38	22	69
Net change in unrealized appreciation/(depreciation)	92	211	76	113
Net increase (decrease) in net assets resulting from operations	77	268	106	180

Contract Transactions:
Contract owners’ net payments	3	4	6	3
Annuity payments	-	-	-	-
Surrenders and other (net)	(995)	(18)	-	-
Transfers from other divisions or sponsor	524	702	1,419	1,480
Transfers to other divisions or sponsor	(524)	(737)	(1,419)	(1,553)
Net increase (decrease) in net assets resulting from contract transactions	(992)	(49)	6	(70)

Net increase (decrease) in net assets	(915)	219	112	110

Net Assets:
Beginning of period	1,930	1,711	1,192	1,082
End of period	$1,015	$1,930	$1,304	$1,192

Units issued during the period	331	434	924	945
Units redeemed during the period	(901)	(464)	(920)	(989)
Net units issued (redeemed) during period	(570)	(30)	4	(44)

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$4	$(7)	$63	$6
Net realized gains (losses)	19	38	(98)	(109)
Net change in unrealized appreciation/(depreciation)	22	72	22	183
Net increase (decrease) in net assets resulting from operations	45	103	(13)	80

Contract Transactions:
Contract owners’ net payments	5	5	17	32
Annuity payments	-	-	1	1
Surrenders and other (net)	-	-	(32)	(51)
Transfers from other divisions or sponsor	18	104	2,320	2,078
Transfers to other divisions or sponsor	(27)	(104)	(2,270)	(2,043)
Net increase (decrease) in net assets resulting from contract transactions	(4)	5	36	17

Net increase (decrease) in net assets	41	108	23	97

Net Assets:
Beginning of period	664	556	1,334	1,237
End of period	$705	$664	$1,357	$1,334

Units issued during the period	14	75	588	499
Units redeemed during the period	(17)	(71)	(578)	(495)
Net units issued (redeemed) during period	(3)	4	12	4

The Accompanying Notes are an Integral Part of these Financial Statements.

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Annuity Account C (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund unallocated group combination variable annuity contracts (“contracts”) to provide retirement annuity benefits for self-employed persons and their eligible employees and individual flexible payment deferred variable annuity contracts (“Network Edition”) of certain eligible persons. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Simplified Load contracts with an installment fee of $750; and Network Edition contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2020, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. Any contract dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statements of assets and liabilities. Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Account to the sponsor and all related payouts are funded by Northwestern Mutual.

F.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2020 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$300	$222
Focused Appreciation Division	545	413
Large Cap Core Stock Division	224	82
Large Cap Blend Division	60	70
Index 500 Stock Division	1,884	1,368
Large Company Value Division	145	70
Domestic Equity Division	318	826
Equity Income Division	528	384
Mid Cap Growth Stock Division	256	391
Index 400 Stock Division	793	357
Mid Cap Value Division	165	103
Small Cap Growth Stock Division	188	167
Index 600 Stock Division	684	217
Small Cap Value Division	197	221
International Growth Division	319	435
Research International Core Division	273	378
International Equity Division	656	643
Emerging Markets Equity Division	485	415
Government Money Market Division	2,535	1,053

Notes to Financial Statements

Fund Name	Purchases	Sales
Short-Term Bond Division	$294	$288
Select Bond Division	978	699
Long-Term U.S. Government Bond Division	172	71
Inflation Protection Bond Division	219	246
High Yield Bond Division	215	282
Multi-Sector Bond Division	1,030	386
Balanced Division	913	5,014
Asset Allocation Division	98	10
Fidelity VIP Mid Cap Division	201	281
Fidelity VIP Contrafund Division	377	416
AMT Sustainable Equity Division	85	76
U.S. Strategic Equity Division	31	165
U.S. Small Cap Equity Division	87	28
International Developed Markets Division	51	111
Strategic Bond Division	342	613
Global Real Estate Securities Division	387	552
LifePoints Moderate Strategy Division	37	86
LifePoints Balanced Strategy Division	51	1,004
LifePoints Growth Strategy Division	43	10
LifePoints Equity Growth Strategy Division	34	16
Credit Suisse Trust Commodity Return Strategy Division	318	221

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981 or beginning May 1, 1984 and prior to January 6, 1992 there is no deduction for mortality and expense risks. For those contracts issued beginning May 1, 1984 and prior to January 6, 1992 the rates may be increased by the Board of Trustees of Northwestern Mutual, not to exceed a 0.25% annual rate.

There are no contracts outstanding that were issued on or after December 17, 1981 and prior to May 1, 1984.

For contracts issued on or after January 6, 1992, for the Front Load version and the Simplified Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.65% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1.00% and 1.50% annual rates, respectively.

For Network Edition contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% annual rate.

5.	COVID-19

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Account’s investments. Because of the uncertainties regarding the impact of COVID-19 on the global economy, and business operations, and securities markets, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Account and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a% of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Growth Stock Division
2020	164	$3.604955	to	$130.365531	$880	0.67%	0.35% to 1.25%	33.30%		to	34.97%
2019	136	2.680241	to	96.585761	707	0.67	0.35 to 1.25	28.08	(2)	to	29.68
2018	158	2.073988	to	74.477290	757	0.67	0.35 to 1.25	0.00		to	1.26
2017	194	2.055452	to	73.551913	893	0.68	0.35 to 1.25	22.73		to	24.27
2016	282	1.625579	to	57.763945	1,319	0.82	0.35 to 1.25	1.20		to	2.47
Focused Appreciation Division
2020	424	$7.321217	to	$91.289389	$3,729	0.54%	0.35% to 1.25%	30.90%		to	32.55%
2019	429	5.593023	to	68.873586	2,858	0.62	0.35 to 1.25	30.33		to	31.97
2018	430	4.291278	to	52.188290	2,176	0.49	0.35 to 1.25	(3.55)		to	(2.34)
2017	424	4.449605	to	53.438372	2,222	0.76	0.35 to 1.25	31.97		to	33.62
2016	480	3.371663	to	39.992151	1,873	0.24	0.35 to 1.25	4.56		to	5.87
Large Cap Core Stock Division
2020	195	$2.793028	to	$80.301917	$661	1.23%	0.35% to 1.25%	21.21%		to	22.74%
2019	137	2.283558	to	65.424142	406	1.22	0.35 to 1.25	29.56		to	31.19
2018	137	1.746744	to	49.869208	313	1.46	0.35 to 1.25	(7.20)		to	(6.04)
2017	189	1.865558	to	53.073917	462	1.43	0.35 to 1.25	23.33		to	24.87
2016	243	1.499245	to	42.503832	594	1.52	0.35 to 1.25	6.24		to	7.57
Large Cap Blend Division
2020	229	$1.971217	to	$23.385328	$519	5.26%	0.35% to 1.25%	8.68%		to	10.05%
2019	244	1.813711	to	21.249241	503	1.11	0.35 to 1.25	22.43		to	23.97
2018	269	1.481405	to	17.140701	447	0.76	0.35 to 1.25	(5.20)		to	(4.00)
2017	297	1.562708	to	17.855817	517	0.86	0.35 to 1.25	17.55		to	19.02
2016	316	1.329366	to	15.001832	461	1.05	0.35 to 1.25	12.57		to	13.99
Index 500 Stock Division
2020	2,495	$3.495577	to	$210.492951	$11,479	1.65%	0.35% to 1.25%	16.71%		to	18.18%
2019	2,400	2.968210	to	178.109105	9,591	1.60	0.35 to 1.25	29.55		to	31.18
2018	2,205	2.270665	to	135.776139	7,066	1.60	0.35 to 1.25	(5.76)		to	(4.58)
2017	2,258	2.387940	to	142.286114	7,929	1.71	0.35 to 1.25	20.01		to	21.52
2016	2,277	1.971995	to	117.092375	7,172	1.73	0.35 to 1.25	10.35		to	11.73
Large Company Value Division
2020	255	$1.737445	to	$20.613433	$511	2.16%	0.35% to 1.25%	1.36%		to	2.64%
2019	226	1.714135	to	20.083819	445	2.24	0.35 to 1.25	26.08		to	27.66
2018	208	1.359607	to	15.732361	322	1.59	0.35 to 1.25	(9.07)		to	(7.92)
2017	255	1.495275	to	17.086312	429	2.05	0.35 to 1.25	9.72		to	11.10
2016	253	1.362750	to	15.379433	385	1.78	0.35 to 1.25	13.93		to	15.36
Domestic Equity Division
2020	575	$2.782499	to	$35.463950	$1,902	2.19%	0.35% to 1.25%	(0.52	) %	to	0.73%
2019	735	2.797166	to	35.207252	2,422	1.77	0.35 to 1.25	19.27		to	20.77
2018	610	2.345210	to	29.152607	1,659	1.79	0.35 to 1.25	(4.02)		to	(2.81)
2017	745	2.443559	to	29.996128	2,059	1.62	0.35 to 1.25	12.37		to	13.78
2016	745	2.174598	to	26.364364	1,814	1.79	0.35 to 1.25	13.55		to	14.98
Equity Income Division
2020	577	$3.284293	to	$40.954303	$2,217	4.82%	0.35% to 1.25%	(0.06	) %	to	1.20%
2019	567	3.286138	to	40.467475	2,163	2.30	0.35 to 1.25	25.04		to	26.61
2018	612	2.627977	to	31.961107	1,846	2.07	0.35 to 1.25	(10.47)		to	(9.35)
2017	590	2.935634	to	35.257091	1,980	2.24	0.35 to 1.25	14.81		to	16.24
2016	632	2.557036	to	30.330455	1,829	2.02	0.35 to 1.25	17.69		to	19.17
(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a% of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Mid Cap Growth Stock Division
2020	230	$2.727520	to	$193.811117	$1,486	0.29%	0.35% to 1.25%	23.85%	to	25.41%
2019	231	2.182501	to	154.540637	1,347	0.18	0.35 to 1.25	31.36	to	33.01
2018	278	1.646579	to	116.184426	1,179	0.13	0.35 to 1.25	(8.53)	to	(7.38)
2017	295	1.784051	to	125.441587	1,412	0.22	0.35 to 1.25	18.80	to	20.29
2016	376	1.488328	to	104.283373	1,724	0.13	0.35 to 1.25	(0.42)	to	0.83
Index 400 Stock Division
2020	551	$5.648868	to	$75.180406	$3,203	1.39%	0.35% to 1.25%	11.96%	to	13.37%
2019	498	5.000182	to	66.313755	2,571	1.21	0.35 to 1.25	24.32	to	25.88
2018	447	3.985981	to	52.678316	1,848	1.11	0.35 to 1.25	(12.43)	to	(11.33)
2017	438	4.511315	to	59.411237	2,043	1.08	0.35 to 1.25	14.52	to	15.96
2016	451	3.904075	to	51.235085	1,839	1.17	0.35 to 1.25	18.89	to	20.38
Mid Cap Value Division
2020	248	$4.017711	to	$50.098747	$1,200	1.90%	0.35% to 1.25%	0.40%	to	1.67%
2019	235	4.001596	to	49.276848	1,126	1.61	0.35 to 1.25	27.60	to	29.21
2018	237	3.135936	to	38.138006	885	1.64	0.35 to 1.25	(13.93)	to	(12.85)
2017	231	3.643868	to	43.762109	1,004	1.40	0.35 to 1.25	10.43	to	11.81
2016	262	3.299810	to	39.139970	1,011	1.71	0.35 to 1.25	21.70	to	23.23
Small Cap Growth Stock Division
2020	244	$4.305002	to	$104.149054	$1,226	0.11%	0.35% to 1.25%	31.81%	to	33.47%
2019	264	3.236751	to	78.030714	966	0.10	0.35 to 1.25	34.01	to	35.69
2018	258	2.393724	to	57.505467	703	0.00	0.35 to 1.25	(12.80)	to	(11.71)
2017	283	2.720661	to	65.129570	945	0.11	0.35 to 1.25	20.10	to	21.61
2016	279	2.245084	to	53.557262	813	0.23	0.35 to 1.25	10.86	to	12.25
Index 600 Stock Division
2020	640	$2.561959	to	$30.394793	$1,896	1.83%	0.35% to 1.25%	9.55%	to	10.93%
2019	491	2.338584	to	27.399696	1,328	0.25	0.35 to 1.25	20.92	to	22.44
2018	460	1.934012	to	22.378619	1,021	1.36	0.35 to 1.25	(9.91)	to	(8.78)
2017	438	2.146980	to	24.532713	1,083	1.91	0.35 to 1.25	11.53	to	12.93
2016	403	1.925007	to	21.724279	891	0.59	0.35 to 1.25	24.56	to	26.12
Small Cap Value Division
2020	220	$4.492731	to	$57.260960	$1,185	0.52%	0.35% to 1.25%	7.93%	to	9.29%
2019	219	4.162762	to	52.395678	1,149	0.48	0.35 to 1.25	24.33	to	25.89
2018	220	3.348176	to	41.620093	919	0.50	0.35 to 1.25	(13.81)	to	(12.73)
2017	297	3.885050	to	47.690780	1,378	0.80	0.35 to 1.25	10.27	to	11.65
2016	340	3.523164	to	42.713658	1,396	0.92	0.35 to 1.25	30.75	to	32.39
International Growth Division
2020	626	$2.676266	to	$34.110132	$2,070	1.62%	0.35% to 1.25%	16.44%	to	17.91%
2019	657	2.298310	to	28.928599	1,930	1.22	0.35 to 1.25	33.13	to	34.80
2018	589	1.726341	to	21.459907	1,300	1.45	0.35 to 1.25	(12.38)	to	(11.28)
2017	494	1.970410	to	24.188049	1,285	1.31	0.35 to 1.25	28.42	to	30.03
2016	447	1.534322	to	18.601991	907	1.18	0.35 to 1.25	(4.60)	to	(3.41)
Research International Core Division
2020	1,138	$1.355712	to	$16.084924	$1,767	2.14%	0.35% to 1.25%	12.05%	to	13.46%
2019	1,272	1.209890	to	14.176293	1,745	1.69	0.35 to 1.25	26.66	to	28.25
2018	1,215	0.955206	to	11.053328	1,296	1.71	0.35 to 1.25	(14.73)	to	(13.66)
2017	1,021	1.120355	to	12.802534	1,269	1.67	0.35 to 1.25	26.62	to	28.21
2016	956	0.884785	to	9.985604	930	1.80	0.35 to 1.25	(2.35)	to	(1.12)

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a% of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Equity Division
2020	1,713	$2.075812	to	$5.647675	$3,916	3.58%	0.35% to 1.25%	(3.92)%	to	(2.71)%
2019	1,736	2.141147	to	5.804990	4,105	2.54	0.35 to 1.25	11.20	to	12.60
2018	1,662	1.908282	to	5.155553	3,560	2.52	0.35 to 1.25	(16.46)	to	(15.41)
2017	1,723	2.263791	to	6.094491	4,449	2.32	0.35 to 1.25	20.78	to	22.30
2016	1,770	1.857558	to	4.983406	3,886	2.17	0.35 to 1.25	1.62	to	2.89
Emerging Markets Equity Division
2020	2,101	$1.375728	to	$16.321818	$3,277	2.28%	0.35% to 1.25%	25.28%	to	26.86%
2019	2,055	1.098154	to	12.866468	2,537	1.12	0.35 to 1.25	19.10	to	20.60
2018	1,971	0.922016	to	10.668771	2,024	1.40	0.35 to 1.25	(14.83)	to	(13.75)
2017	1,741	1.082576	to	12.370178	2,079	0.94	0.35 to 1.25	26.26	to	27.84
2016	1,615	0.857413	to	9.676365	1,514	0.74	0.35 to 1.25	7.71	to	9.06
Government Money Market Division
2020	1,183	$1.293416	to	$43.480109	$2,419	0.19%	0.35% to 1.25%	(0.94)%	to	0.31%
2019	662	1.293907	to	43.345856	938	1.98	0.35 to 1.25	0.67	to	1.94
2018	934	1.273783	to	42.522150	1,334	1.57	0.35 to 1.25	0.27	to	1.53
2017	1,071	1.258833	to	41.875417	1,630	0.60	0.35 to 1.25	(0.65)	to	0.60
2016	1,063	1.255717	to	41.625993	1,574	0.12	0.35 to 1.25	(1.11)	to	0.13
Short-Term Bond Division
2020	921	$1.176335	to	$13.954768	$1,259	2.28%	0.35% to 1.25%	3.00%	to	4.29%
2019	933	1.142089	to	13.380170	1,230	1.48	0.35 to 1.25	3.09	to	4.38
2018	1,015	1.107847	to	12.818134	1,279	1.59	0.35 to 1.25	0.09	to	1.36
2017	876	1.106873	to	12.646732	1,119	1.33	0.35 to 1.25	0.07	to	1.33
2016	842	1.106066	to	12.481062	1,070	1.17	0.35 to 1.25	0.41	to	1.67
Select Bond Division
2020	2,188	$2.723858	to	$268.089237	$6,510	2.75%	0.35% to 1.25%	7.63%	to	8.98%
2019	2,141	2.508203	to	245.997917	5,868	2.75	0.35 to 1.25	7.30	to	8.65
2018	2,160	2.316621	to	226.413644	5,771	2.25	0.35 to 1.25	(1.45)	to	(0.21)
2017	2,146	2.329757	to	226.897252	5,552	2.09	0.35 to 1.25	2.30	to	3.58
2016	2,033	2.257031	to	219.047810	5,140	1.96	0.35 to 1.25	1.78	to	3.06
Long-Term U.S. Government Bond Division
2020	198	$2.268738	to	$26.913884	$505	1.47%	0.35% to 1.25%	15.91%	to	17.37%
2019	171	1.957302	to	22.930587	372	2.77	0.35 to 1.25	11.76	to	13.17
2018	161	1.751302	to	20.262648	315	1.96	0.35 to 1.25	(3.26)	to	(2.04)
2017	188	1.810437	to	20.685508	377	2.02	0.35 to 1.25	6.94	to	8.28
2016	204	1.693000	to	19.104481	372	1.79	0.35 to 1.25	(0.17)	to	1.09
Inflation Protection Division
2020	831	$1.445291	to	$17.146141	$1,403	1.99%	0.35% to 1.25%	8.21%	to	9.57%
2019	863	1.335651	to	15.648347	1,337	2.55	0.35 to 1.25	7.67	to	9.02
2018	962	1.240557	to	14.354000	1,359	2.10	0.35 to 1.25	(3.82)	to	(2.61)
2017	854	1.289916	to	14.738894	1,267	0.68	0.35 to 1.25	2.30	to	3.58
2016	799	1.260965	to	14.229840	1,153	1.20	0.35 to 1.25	3.39	to	4.68
High Yield Bond Division
2020	480	$3.658289	to	$63.375613	$1,797	5.84%	0.35% to 1.25%	5.32%	to	6.64%
2019	525	3.442495	to	59.428074	1,854	5.50	0.35 to 1.25	13.54	to	14.97
2018	553	3.004797	to	51.690668	1,712	5.33	0.35 to 1.25	(3.91)	to	(2.71)
2017	558	3.099311	to	53.128855	1,756	5.53	0.35 to 1.25	5.56	to	6.88
2016	524	2.909902	to	49.707921	1,550	5.32	0.35 to 1.25	13.17	to	14.60

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a% of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Multi-Sector Bond Division
2020	1,866	$1.891030	to	$22.433485	$3,994	4.15%	0.35% to 1.25%	4.81%	to	6.13%
2019	1,613	1.804270	to	21.138053	3,265	4.53	0.35 to 1.25	12.63	to	14.04
2018	1,451	1.602009	to	18.535667	2,563	3.15	0.35 to 1.25	(2.53)	to	(1.30)
2017	1,159	1.643634	to	18.780164	2,122	3.83	0.35 to 1.25	7.04	to	8.38
2016	1,151	1.535492	to	17.327635	1,943	4.41	0.35 to 1.25	9.71	to	11.09
Balanced Division
2020	916	$2.689434	to	$277.610210	$5,560	1.64%	0.35% to 1.25%	11.09%	to	12.49%
2019	848	2.399220	to	246.784874	9,200	2.31	0.35 to 1.25	16.46	to	17.92
2018	1,102	2.041719	to	209.277798	9,762	2.38	0.35 to 1.25	(4.65)	to	(3.45)
2017	1,138	2.122194	to	216.761163	11,453	2.14	0.35 to 1.25	10.60	to	11.98
2016	1,457	1.901714	to	193.563662	11,982	2.26	0.35 to 1.25	5.26	to	6.58
Asset Allocation Division
2020	172	$2.589358	to	$33.001529	$533	2.36%	0.35% to 1.25%	12.02%	to	13.43%
2019	150	2.311468	to	29.093477	414	1.87	0.35 to 1.25	19.58	to	21.08
2018	187	1.932994	to	24.028105	425	1.99	0.35 to 1.25	(6.06)	to	(4.88)
2017	183	2.057749	to	25.259678	442	2.00	0.35 to 1.25	13.45	to	14.87
2016	389	1.813730	to	21.988973	812	2.37	0.35 to 1.25	6.45	to	7.79
Fidelity VIP Mid Cap Division
2020	360	$5.650379	to	$70.458211	$2,377	0.62%	0.35% to 1.25%	16.60%	to	18.07%
2019	354	4.846019	to	59.676525	2,061	0.67	0.35 to 1.25	21.64	to	23.17
2018	397	3.983763	to	48.449732	1,841	0.41	0.35 to 1.25	(15.83)	to	(14.77)
2017	407	4.733325	to	56.847028	2,227	0.49	0.35 to 1.25	19.05	to	20.54
2016	407	3.976053	to	47.161926	1,851	0.32	0.35 to 1.25	10.53	to	11.92
Fidelity VIP Contrafund Division
2020	1,161	$2.969929	to	$35.233871	$4,034	0.21%	0.35% to 1.25%	28.83%	to	30.46%
2019	1,167	2.305232	to	27.008170	3,122	0.22	0.35 to 1.25	29.65	to	31.27
2018	1,180	1.778089	to	20.573795	2,399	0.44	0.35 to 1.25	(7.80)	to	(6.64)
2017	1,133	1.928613	to	22.036922	2,495	0.78	0.35 to 1.25	20.08	to	21.59
2016	1,138	1.606056	to	18.124509	2,065	0.64	0.35 to 1.25	6.39	to	7.73
AMT Sustainable Equity Division
2020	313	$2.521165	to	$29.909730	$899	0.62%	0.35% to 1.25%	18.07%	to	19.56%
2019	323	2.135226	to	25.016087	779	0.41	0.35 to 1.25	24.32	to	25.88
2018	333	1.717474	to	19.872228	11,744	0.51	0.35 to 1.25	(6.89)	to	(5.72)
2017	317	1.844614	to	21.076980	12,719	0.52	0.35 to 1.25	16.96	to	18.43
2016	319	1.577073	to	17.797220	9,808	0.70	0.35 to 1.25	8.50	to	9.86
U.S. Strategic Equity Division
2020	125	$2.715036	to	$35.592905	$403	0.47%	0.35% to 1.25%	22.30%	to	23.84%
2019	171	2.220002	to	28.741505	446	1.07	0.35 to 1.25	28.65	to	30.26
2018	196	1.725623	to	22.064057	392	1.15	0.35 to 1.25	(10.76)	to	(9.64)
2017	297	1.933892	to	24.418364	629	1.03	0.35 to 1.25	19.30	to	20.80
2016	319	1.620995	to	20.214494	565	1.03	0.35 to 1.25	9.26	to	10.64
U.S. Small Cap Equity Division
2020	63	$3.214751	to	$42.144292	$212	0.05%	0.35% to 1.25%	11.30%	to	12.70%
2019	40	2.888359	to	37.394611	121	0.56	0.35 to 1.25	21.54	to	23.07
2018	43	2.376428	to	30.385277	106	0.47	0.35 to 1.25	(13.07)	to	(11.97)
2017	43	2.733797	to	34.518205	120	0.18	0.35 to 1.25	14.05	to	15.48
2016	34	2.397005	to	29.891437	84	0.83	0.35 to 1.25	17.19	to	18.66

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a% of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Developed Markets Division
2020	435	$1.835201	to	$24.058667	$819	1.23%	0.35% to 1.25%	3.77%	to	5.08%
2019	474	1.768556	to	22.896522	852	2.66	0.35 to 1.25	18.24	to	19.72
2018	472	1.495765	to	19.124827	711	1.78	0.35 to 1.25	(15.93)	to	(14.87)
2017	380	1.768232	to	22.466466	677	2.68	0.35 to 1.25	23.43	to	24.98
2016	372	1.419813	to	17.976751	530	3.23	0.35 to 1.25	1.09	to	2.36
Strategic Bond Division
2020	808	$2.230428	to	$29.237785	$2,195	1.83%	0.35% to 1.25%	7.09%	to	8.43%
2019	956	2.082855	to	26.963899	2,393	2.76	0.35 to 1.25	7.84	to	9.19
2018	1,034	1.931442	to	24.693685	2,357	2.11	0.35 to 1.25	(2.04)	to	(0.81)
2017	933	1.971861	to	24.895915	2,203	1.35	0.35 to 1.25	2.58	to	3.86
2016	860	1.922321	to	23.970161	1,968	1.62	0.35 to 1.25	1.82	to	3.10
Global Real Estate Securities Division
2020	531	$4.277349	to	$56.074809	$2,632	1.52%	0.35% to 1.25%	(6.36)%	to	(5.18)%
2019	562	4.567716	to	59.135972	2,990	5.16	0.35 to 1.25	20.13	to	21.64
2018	551	3.802249	to	48.615288	2,432	4.48	0.35 to 1.25	(6.90)	to	(5.73)
2017	527	4.084164	to	51.568102	2,483	3.69	0.35 to 1.25	10.42	to	11.80
2016	514	3.698741	to	46.124107	2,179	4.58	0.35 to 1.25	1.74	to	3.02
LifePoints Moderate Strategy Division
2020	588	$1.588894	to	$18.849922	$1,011	2.03%	0.35% to 1.25%	5.08%	to	6.40%
2019	628	1.512123	to	17.716081	1,018	1.19	0.35 to 1.25	11.15	to	12.54
2018	673	1.360492	to	15.741887	979	4.49	0.35 to 1.25	(6.10)	to	(4.92)
2017	675	1.449028	to	16.557145	1,040	2.35	0.35 to 1.25	8.53	to	9.88
2016	450	1.335201	to	15.067752	631	4.01	0.35 to 1.25	6.41	to	7.75
LifePoints Balanced Strategy Division
2020	585	$1.629523	to	$19.332571	$1,015	2.15%	0.35% to 1.25%	6.31%	to	7.65%
2019	1,155	1.532773	to	17.958473	1,930	1.57	0.35 to 1.25	15.01	to	16.45
2018	1,185	1.332766	to	15.421524	1,711	5.48	0.35 to 1.25	(7.95)	to	(6.80)
2017	1,207	1.448010	to	16.545882	1,884	2.35	0.35 to 1.25	10.61	to	12.00
2016	1,232	1.309079	to	14.773443	1,730	3.32	0.35 to 1.25	7.70	to	9.05
LifePoints Growth Strategy Division
2020	773	$1.609785	to	$19.098502	$1,304	1.62%	0.35% to 1.25%	8.38%	to	9.75%
2019	769	1.485265	to	17.402048	1,192	0.71	0.35 to 1.25	16.60	to	18.06
2018	813	1.273823	to	14.739598	1,082	5.00	0.35 to 1.25	(9.19)	to	(8.05)
2017	821	1.402805	to	16.029490	1,202	3.16	0.35 to 1.25	14.22	to	15.65
2016	774	1.228131	to	13.860030	989	2.95	0.35 to 1.25	8.36	to	9.73
LifePoints Equity Growth Strategy Division
2020	467	$1.509990	to	$17.914598	$705	2.07%	0.35% to 1.25%	6.91%	to	8.26%
2019	470	1.412370	to	16.548015	664	0.23	0.35 to 1.25	18.60	to	20.09
2018	466	1.190878	to	13.779890	556	4.56	0.35 to 1.25	(10.58)	to	(9.45)
2017	518	1.331848	to	15.218716	691	3.40	0.35 to 1.25	16.10	to	17.55
2016	465	1.147180	to	12.946453	535	2.96	0.35 to 1.25	9.47	to	10.85
Credit Suisse Trust Commodity Return Strategy Division
2020	302	$4.128458	to	$4.659188	$1,357	5.59%	0.35% to 1.25%	(2.71)%	to	(1.48)%
2019	290	4.243255	to	4.729147	1,334	0.89	0.35 to 1.25	5.37	to	6.69
2018	286	4.027153	to	4.432602	1,237	2.43	0.35 to 1.25	(12.75)	to	(11.66)
2017	199	4.616153	to	5.017461	973	8.77	0.35 to 1.25	0.26	to	1.52
2016	180	4.604145	to	4.942479	873	0.00	0.35 to 1.25	10.63	to	12.02

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

The Northwestern Mutual

Life Insurance Company

Financial Statements and

Supplementary Information

December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in surplus and cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

Milwaukee, Wisconsin

February 15, 2021

The Northwestern Mutual Life Insurance Company

Statements of Financial Position

(in millions)

	December 31,
	2020	2019

Assets:
Bonds	$166,324	$159,760
Mortgage loans	41,568	39,771
Policy loans	17,686	17,829
Common and preferred stocks	5,083	4,677
Real estate	2,959	2,872
Other investments	24,942	20,962
Cash and short-term investments	3,239	2,408

Total investments	261,801	248,279

Due and accrued investment income	2,522	2,057
Net deferred tax assets	2,305	1,609
Deferred premium and other assets	3,692	3,541
Separate account assets	38,447	34,832

Total assets	$308,767	$290,318

Liabilities and surplus:
Policy benefit reserves	$222,225	$211,100
Policyowner dividends payable	6,220	5,995
Interest maintenance reserve	2,355	979
Asset valuation reserve	7,362	6,203
Income taxes payable	231	129
Other liabilities	6,970	6,864
Separate account liabilities	38,447	34,832

Total liabilities	283,810	266,102

Surplus:
Surplus notes	3,573	3,568
Unassigned surplus	21,384	20,648

Total surplus	24,957	24,216

Total liabilities and surplus	$308,767	$290,318

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Operations

(in millions)

	For the years ended
	December 31,

	2020	2019	2018

Revenue:
Premiums	$19,323	$19,010	$18,036
Net investment income	11,078	10,149	9,791
Other income	723	696	655

Total revenue	31,124	29,855	28,482

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	11,736	11,515	11,436
Net additions to policy benefit reserves	9,527	9,451	8,079
Net transfers from separate accounts	(680)	(783)	(497)

Total benefits	20,583	20,183	19,018

Commissions and operating expenses	3,502	3,306	3,230

Total benefits and expenses	24,085	23,489	22,248

Gain from operations before dividends and taxes	7,039	6,366	6,234

Policyowner dividends	6,235	5,999	5,634

Gain from operations before taxes	804	367	600
Income tax expense (benefit)	277	(199)	(159)

Net gain from operations	527	566	759
Net realized capital (losses) gains	(102)	702	24

Net income	$425	$1,268	$783

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2020	2019	2018

Beginning of year balance	$24,216	$22,134	$20,851

Net income	425	1,268	783

Change in net unrealized capital gains and losses	799	1,141	(126)

Change in net deferred tax assets	807	(130)	(76)

Change in nonadmitted assets	228	(143)	169

Change in asset valuation reserve	(1,159)	(1,606)	(263)

Change in surplus notes	5	620	-

Other surplus changes	(364)	932	796

Net increase in surplus	741	2,082	1,283

End of year balance	$24,957	$24,216	$22,134

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows

(in millions)

	For the years ended December 31,
	2020	2019	2018

Cash flows from operating activities:
Premiums and other income received	$13,808	$13,864	$13,252
Investment income received	10,036	9,518	9,202
Benefit and dividend payments to policyowners and beneficiaries	(10,537)	(10,660)	(10,513)
Net transfers from separate accounts	664	770	496
Commissions, expenses and taxes paid	(3,809)	(3,268)	(2,699)

Net cash provided by operating activities	10,162	10,224	9,738

Cash flows used in investing activities:
Proceeds from investments sold or matured:
Bonds	60,747	41,841	33,279
Mortgage loans	3,301	3,078	3,167
Common and preferred stocks	4,046	5,461	4,886
Real estate	468	941	23
Other investments	3,063	2,235	2,831

Subtotal proceeds from investments	71,625	53,556	44,186

Cost of investments acquired:
Bonds	(64,976)	(47,219)	(40,797)
Mortgage loans	(5,008)	(6,048)	(4,314)
Common and preferred stocks	(4,075)	(3,832)	(4,857)
Real estate	(478)	(841)	(168)
Other investments	(7,537)	(5,634)	(4,515)

Subtotal cost of investments acquired	(82,074)	(63,574)	(54,651)

Net inflows of policy loans	492	168	35

Net cash applied to investing activities	(9,957)	(9,850)	(10,430)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	596	-
Net inflows (outflows) on deposit-type contracts	724	(232)	(350)
Other cash (applied) provided	(98)	(229)	472

Net cash provided by financing and miscellaneous sources	626	135	122

Net increase (decrease) in cash and short-term investments	831	509	(570)

Cash and short-term investments, beginning of year	2,408	1,899	2,469

Cash and short-term investments, end of year	$3,239	$2,408	$1,899

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2020	2019	2018

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$5,779	$5,453	$5,149
Capitalized interest and payment in-kind investment income	895	870	776
Other policyowner contract activity	268	245	226
Employee benefit and compensation plan expenses	100	155	128

Investing:
Bond refinancings and exchanges	3,652	13,075	2,116
Mortgage loan refinancings and transfers	520	731	1,377
Net policy loan activity	285	316	295
Other invested asset exchanges	163	270	103
Common stock exchanges	22	105	144
Net premium loan activity	113	125	139
Net asset transfers with affiliated entities	434	199	138

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	556	505	391
Surplus note exchange	5	24	-

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

In March 2020, the World Health Organization declared COVID-19, the disease caused by the novel coronavirus, a pandemic. The impact of COVID-19 has not significantly affected the Company’s financial results during 2020. The economic environment and other potential impacts of COVID-19 will continue to be monitored by the Company.

As part of an affiliated reinsurance agreement, the Company assumes the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s financial statements.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies. Policy loans earn interest at either a fixed or variable rate, based on either an election that is made by the policyowner when applying for their policy or, for certain policies, as specified by the contract. If a variable rate is elected or specified by the contract, the rate will be reset annually. Policy loans are reported at the unpaid principal balance, which approximates fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Cash and Short-term Investments

Short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in fixed-rate investment options, which are supported by the assets held in the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Policy Benefit Reserves

Policy benefit reserves generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. Deposit funds, which include liabilities for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners, are also included within policy benefit reserves. See Note 5 and Note 14 for more information regarding the Company’s policy benefit reserves.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees (at its discretion) approves the amount and allocation, if any, of dividends among groups of policies issued by the Company, based on management’s recommendation. The payment of dividends on any particular policy is not guaranteed. Dividends are accrued and charged to operations when approved. The liability for policyowner dividends includes the estimated amount of annual and termination dividends. Termination dividends are additional dividends payable on whole life policies upon surrender, maturity or, for policies issued in one state, death. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, or use them as follows: reduce future premiums due, purchase additional insurance benefits, repay policy loans, or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay premiums are reported as premiums in the statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of annual dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of annual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year. The fact that the Company guarantees a minimum aggregate payment of annual dividends in one year does not obligate the Company to declare a dividend in future years or to guarantee any portion of dividends that may be declared in future years.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (IMR). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and repurchase agreements and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating expenses, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in income tax benefit in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income taxes or tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $27 million and $31 million at December 31, 2020 and 2019, respectively, are included in other assets in the Statements of Financial Position and are net of accumulated depreciation of $42 million and $428 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $388 million and $357 million at December 31, 2020 and 2019, respectively. Depreciation expense for IT equipment and software totaled $153 million, $146 million and $134 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $117 million and $130 million at December 31, 2020 and 2019, respectively. Depreciation expense for furniture, fixtures and equipment totaled $14 million, $16 million and $16 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Corporate Owned Life Insurance

Through a wholly-owned subsidiary, the Company indirectly holds corporate-owned life insurance (“COLI”) to provide protection against key-person risk for certain qualified employees and to help fund certain future employee benefit expenses. See Note 3 for more information regarding COLI.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), derivatives, and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, equities, and other investments denominated in foreign currencies. Investments denominated in a foreign currency are remeasured to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment is sold, determined to be other-than-temporarily impaired or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are remeasured to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2020 through February 15, 2021, the date these financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that other than described below, no other events subsequent to December 31, 2020 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

During January 2021, the Company issued a $750 million funding agreement as part of a funding agreement-backed note (FABN) program, first established in December 2020. See Note 5 for more information regarding the Company’s FABN program.

3.	Investments

Bonds

The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost less any other-than-temporary impairment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified exchange-traded fund investments are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Statement value and fair value of bonds at December 31, 2020 and 2019, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2020	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$2,755	$168	$(1)	$2,922
States, territories and possessions	603	153	-	756
Special revenue and assessments	18,643	1,145	(4)	19,784
All foreign governments	4,927	577	(4)	5,500
Hybrid securities	976	69	(4)	1,041
SVO-identified funds	401	-	-	401
Industrial and miscellaneous	138,019	15,269	(258)	153,030

Total bonds	$166,324	$17,381	$(271)	$183,434

December 31, 2019	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$2,701	$158	$(5)	$2,854
States, territories and possessions	742	139	(1)	880
Special revenue and assessments	26,310	887	(48)	27,149
All foreign governments	4,531	350	(23)	4,858
Hybrid securities	473	28	(22)	479
SVO-identified funds	3	-	-	3
Industrial and miscellaneous	125,000	7,864	(358)	132,506

Total bonds	$159,760	$9,426	$(457)	$168,729

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Statement value of bonds by SVO rating category at December 31, 2020 and 2019 was as follows:

December 31, 2020	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$2,755	$-	$-	$-	$-	$-	$2,755

States, territories and possessions	527	76	-	-	-	-	603

Special revenue and assessments	18,435	178	30	-	-	-	18,643

All foreign governments	1,468	3,377	39	34	9	-	4,927

Hybrid securities	-	768	172	35	-	1	976

SVO-identified funds	-	401	-	-	-	-	401

Industrial and miscellaneous	59,331	61,398	8,797	5,208	3,160	125	138,019

Total bonds	$82,516	$66,198	$9,038	$5,277	$3,169	$126	$166,324

December 31, 2019	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$2,701	$-	$-	$-	$-	$-	$2,701

States, territories and possessions	664	78	-	-	-	-	742

Special revenue and assessments	26,159	119	32	-	-	-	26,310

All foreign governments	1,472	2,903	65	40	51	-	4,531

Hybrid securities	-	270	173	30	-	-	473

SVO-identified funds	-	-	-	3	-	-	3

Industrial and miscellaneous	60,420	49,654	6,809	5,014	3,049	54	125,000

Total bonds	$91,416	$53,024	$7,079	$5,087	$3,100	$54	$159,760

Based on statement value, 89% and 90% of the Company’s bond portfolio was rated investment grade (i.e., rated 1 or 2 by the SVO) at December 31, 2020 and 2019, respectively.

Statement value and fair value of structured securities at December 31, 2020 and 2019, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2020	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)			(in millions)	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$16,465	$17,191	$-	$-	$16,465	$17,191
Other prime	661	685	2	2	663	687
Other below-prime	546	560	3	4	549	564
Commercial mortgage-backed:
U.S. Government agencies	70	74	-	-	70	74
Conduit	3,756	3,954	-	-	3,756	3,954
Other commercial mortgage-backed	-	-	-	-	-	-
Other asset-backed	10,705	11,038	39	43	10,744	11,081

Total structured securities	$32,203	$33,502	$44	$49	$32,247	$33,551

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

December 31, 2019	Investment Grade		Below Investment Grade			Total
	Statement Value	Fair Value	Statement Value		Fair Value	Statement Value	Fair Value
	(in millions)			(in millions)		(in millions)
Residential mortgage-backed:
U.S. Government agencies	$24,486	$24,947	$-		$-	$24,486	$24,947
Other prime	709	719	1		1	710	720
Other below-prime	357	362	2		3	359	365
Commercial mortgage-backed:
U.S. Government agencies	64	66	-		-	64	66
Conduit	3,008	3,077	-		-	3,008	3,077
Other commercial mortgage-backed	2	2	-		-	2	2
Other asset-backed	8,420	8,574	98		107	8,518	8,681

Total structured securities	$37,046	$37,747	$101		$111	$37,147	$37,858

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2020 and 2019. Based on statement value, the Company’s investment in residential mortgage-backed securities issued by U.S. Government agencies at December 31, 2020 and 2019 was 10% and 15%, respectively, of total bond investments.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2020 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value
	(in millions)

Due in one year or less	$5,399	$5,443

Due after one year through five years	37,436	39,716

Due after five years through ten years	51,204	55,919

Due after ten years	74,910	84,981

Total	$168,949	$186,059

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $134 million and $163 million at December 31, 2020 and 2019, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2020 and 2019 was as follows:

December 31, 2020	United States of America
	East	Midwest	South	West	Foreign	Total
	(in millions)

Apartment	$6,479	$2,170	$3,416	$7,901	$-	$19,966

Office	3,552	871	1,127	3,192	-	8,742

Retail	2,318	524	1,492	1,950	-	6,284

Warehouse/Industrial	741	546	585	1,311	185	3,368

Manufactured housing	283	317	1,118	898	231	2,847

Other	124	60	27	150	-	361

Total	$13,497	$4,488	$7,765	$15,402	$416	$41,568

December 31, 2019	United States of America
	East	Midwest	South	West	Foreign	Total
	(in millions)

Apartment	$5,434	$1,915	$2,912	$7,411	$-	$17,672

Office	3,617	897	1,293	3,263	-	9,070

Retail	2,593	535	1,670	2,052	-	6,850

Warehouse/Industrial	677	447	672	1,179	196	3,171

Manufactured housing	254	321	1,189	893	-	2,657

Other	126	59	28	138	-	351

Total	$12,701	$4,174	$7,764	$14,936	$196	$39,771

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $3.3 billion and $3.5 billion at December 31, 2020 and 2019, respectively.

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2020 and 2019. Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2020 and 2019 is summarized below.

For mortgage loans originated or refinanced during:	2020	2019

Minimum interest rate	1.93%	2.95%

Maximum interest rate	5.50%	11.75%

Weighted-average LTV	57%	57%

Maximum LTV	71%	74%

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At December 31, 2020 and 2019, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 54% and 52%, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2020 and 2019 was as follows:

December 31, 2020	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$5,091	$14,268	$382	$225	$19,966

Office	4,311	3,929	502	-	8,742

Retail	1,797	3,230	1,141	116	6,284

Warehouse/Industrial	1,836	1,214	318	-	3,368

Manufactured housing	902	1,945	-	-	2,847

Other	169	44	133	15	361

Total	$14,106	$24,630	$2,476	$356	$41,568

December 31, 2019	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$5,628	$11,877	$167	$-	$17,672

Office	5,977	2,704	318	71	9,070

Retail	3,179	3,370	258	43	6,850

Warehouse/Industrial	1,699	1,187	216	69	3,171

Manufactured housing	419	2,238	-	-	2,657

Other	222	54	59	16	351

Total	$17,124	$21,430	$1,018	$199	$39,771

At December 31, 2020, the Company had no mortgage loans with an LTV ratio in excess of 100%. The aggregate statement value of mortgage loans with an LTV ratio in excess of 100% was $45 million at December 31, 2019.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2020, 2019 and 2018, respectively. The Company had no mortgage loans at either of December 31, 2020 or December 31, 2019 that were considered “restructured.”

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2020 or 2019. The Company recognized other-than-temporary impairment losses on mortgage loans of $15 million and $0 for the years ended December 31, 2020 and 2019, respectively.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $ 4,883 million and $4,474 million included in the statements of financial position at December 31, 2020 and 2019, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2020 and 2019, the statements of financial position included $200 million and $203 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2020 and 2019 was as follows:

December 31, 2020	East	Midwest	South	West	Total
	(in millions)

Apartment	$403	$187	$79	$833	$1,502

Office	213	688	62	-	963

Warehouse/Industrial	113	-	-	204	317

Other	16	53	108	-	177

Total	$745	$928	$249	$1,037	$2,959

December 31, 2019	East	Midwest	South	West	Total
	(in millions)

Apartment	$277	$195	$178	$718	$1,368

Office	214	676	128	17	1,035

Warehouse/Industrial	118	-	38	205	361

Other	16	54	13	25	108

Total	$625	$925	$357	$965	$2,872

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $688 million and $676 million at December 31, 2020 and 2019, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2020 and 2019 was as follows:

	December 31,
	2020	2019
	(in millions)

Securities partnerships and LLCs	$9,615	$7,581

Common and preferred stocks	3,499	2,030

Real estate JVs, partnerships and LLCs	3,435	2,697

Bonds	3,296	3,571

Real estate	1,197	1,023

COLI	1,195	1,043

Cash and short-term investments	1,100	444

Structured settlements	790	800

Low income housing tax credit properties	708	662

Derivative instruments	358	546

Lease receivables	144	274

Other net assets (liabilities)	(395)	291

Total	$24,942	$20,962

For securities partnerships and LLCs, bonds, common and preferred stocks, COLI, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), structured settlements, tax credit properties and lease receivables, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2020 and 2019, respectively. The required holding period for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2020 and 2019 were $136 million and $123 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits.

See Note 4 for more information regarding the Company’s use of derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2020 and 2019, the value of wholly-owned SCA investments were as follows:

	December 31, 2020			December 31, 2019

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value

		(in millions)			(in millions)

NM Wealth Management Company	$265	$-	$265	$237	$-	$237

Total common stock SCAs [1]	265	-	265	237	-	237

NML Securities Holdings, LLC	11,016	-	11,016	8,485	-	8,485

NML Real Estate Holdings, LLC	2,467	-	2,467	2,404	-	2,404

NM Investment Holdings, LLC	1,371	-	1,371	1,334	-	1,334

NM Investment Services, LLC	126	-	126	124	-	124

NM Pebble Valley, LLC	93	-	93	128	-	128

NM GP Holdings, LLC	56	6	50	62	13	49

NM QOZ Fund II, LLC	45	-	45	-	-	-

QOZ Holding Company, LLC	23	-	23	-	-	-

NM QOZ FUND, LLC	16	-	16	16	-	16

NM-SAS, LLC	12	7	5	4	-	4

Mason Street Advisors, LLC	6	6	-	36	36	-

Northwestern Mutual Investment Management Company, LLC	3	3	-	44	44	-

NM Career Distribution Holdings, LLC	2	2	-	4	4	-

GRO-SUB, LLC	2	2	-	1	1	-

GRO, LLC	-	-	-	1	1	-

Venture Studio Holdings, LLC	-	-	-	-	-	-

Total other investment SCAs [2]	15,238	26	15,212	12,643	99	12,544

Total investments in SCAs	$15,503	$26	$15,477	$12,880	$99	$12,781

[1]	Reported in common and preferred stocks in the statements of financial position.
[2]	Reported in other investments in the statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2020. In all cases, the NAIC accepted the statement value.

Net Investment Income

The sources of net investment income for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the years ended December 31,

	2020	2019	2018

		(in millions)

Bonds	$6,154	$6,400	$6,020

Mortgage loans	1,717	1,676	1,573

Common and preferred stocks	188	146	210

Real estate	279	288	275

Other investments	2,122	1,205	1,184

Policy loans	1,180	1,180	1,164

Amortization of IMR	255	133	135

Gross investment income	11,895	11,028	10,561

Less: investment expenses	817	879	770

Net investment income	$11,078	$10,149	$9,791

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

For the years ended December 31, 2020 and 2019, bond investment income included $82 million and $72 million of prepayment fees, respectively, generated as a result of 127 and 108 securities, respectively, sold, disposed, or otherwise redeemed as a result of a callable feature. Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as direct adjustments to surplus in the statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

Realized capital gains and losses for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2020			December 31, 2019			December 31, 2018

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$2,724	$(861)	$1,863	$1,094	$(369)	$725	$275	$(543)	$(268)
Mortgage loans	-	(22)	(22)	8	(3)	5	-	(2)	(2)
Common and preferred stocks	461	(643)	(182)	662	(291)	371	538	(147)	391
Real estate	253	-	253	502	(6)	496	12	(13)	(1)
Other investments	1,350	(1,302)	48	1,005	(1,053)	(48)	699	(952)	(253)

Subtotal	$4,788	$(2,828)	1,960	$3,271	$(1,722)	1,549	$1,524	$(1,657)	(133)

Less: IMR net gains (losses) before taxes			2,064			674			(245)
Less: Capital gains tax (benefit) expense			(2)			173			88

Net realized capital (losses) gains			$(102)			$702			$24

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $48 billion, $30 billion, and $22 billion for the years ended December 31, 2020, 2019 and 2018, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the years ended December 31,
	2020	2019	2018
Bonds, common and preferred stocks:		(in millions)

Structured securities	$-	$(1)	$(1)
Foreign government	(34)	-	-
Financial services	-	-	(1)
Consumer discretionary	(51)	(84)	-
Industrials	(42)	(9)	(35)
Energy	(59)	(44)	(2)
Basic materials	-	(1)	-
Other	(13)	-	-

Subtotal	(199)	(139)	(39)

Mortgage loans	(15)	-	-
Real estate	-	(6)	(13)

Other investments:
Securities partnerships	(6)	(78)	(44)
Energy and transportation	-	-	(22)

Subtotal	(6)	(78)	(66)

Total	$(220)	$(223)	$(118)

In addition to the realized capital losses above, $37 million, $0.2 million and $22 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2020, 2019 and 2018, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statements of changes in surplus.

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Changes in net unrealized capital gains and losses for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the years ended December 31,

	2020	2019	2018
	(in millions)

Bonds	$606	$152	$(376)

Mortgage loans	33	11	(10)

Common and preferred stocks	520	304	(653)

Other investments	(251)	727	833

Subtotal	908	1,194	(206)

Change in deferred taxes	(109)	(53)	80

Change in net unrealized capital gains and losses	$799	$1,141	$(126)

Changes in net unrealized capital gains and losses for the years ended December 31, 2020, 2019 and 2018 included the reversal of previously unrealized capital gains of $(1,428) million, $(369) million and $ (602) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2020 and 2019 were as follows:

	December 31, 2020

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$5,669	$5,526	$(143)	$3,544	$3,290	$(254)

Common and preferred stocks	150	131	(19)	159	123	(36)

Total	$5,819	$5,657	$(162)	$3,703	$3,413	$(290)

	December 31, 2019

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$11,128	$10,947	$(181)	$9,657	$9,139	$(518)

Common and preferred stocks	495	430	(65)	374	307	(67)

Total	$11,623	$11,377	$(246)	$10,031	$9,446	$(585)

All of these bonds were current on contractual interest and principal payments at December 31, 2020. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2020 and 2019, unrealized capital losses on structured securities in a loss position for greater than 12 months were $5 million and $32 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months were $20 million and $34 million, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

For securities without a full SVO credit analysis performed, the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2020 and 2019, the statement and fair values of NAIC 5* securities were as follows:

	December 31,

	2020			2019

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value
	($ in millions)			($ in millions)

Bonds	51	$1,300	$1,279	59	$1,471	$1,412
Preferred stock	9	127	155	5	79	83
Loan-backed and structured securities	2	6	8	5	57	66

Total	62	$1,433	$1,442	69	$1,607	$1,561

Repurchase Agreements

The Company participates in bilateral and tri-party repurchase programs with U.S. domiciled unaffiliated third parties. The agreements under these programs require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 97% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2020 and 2019, the liability to return the repurchase agreement cash collateral was $1.3 billion and $1.7 billion, respectively, and is reported as other liabilities in the statements of financial position.

During 2020 and 2019, cash collateral received, and the corresponding liability to return that collateral, had the following characteristics:

For the quarter ended:	Maximum Balance	Ending Balance

	(in millions)

March 31, 2020	$1,990	$1,862

June 30, 2020	$1,866	$1,278

September 30, 2020	$1,332	$1,319

December 31, 2020	$1,319	$1,315

March 31, 2019	$1,867	$1,771

June 30, 2019	$1,798	$1,797

September 30, 2019	$1,833	$1,410

December 31, 2019	$1,718	$1,711

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

During 2020 and 2019, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Maximum Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)
	(in millions)
March 31, 2020	$2,033	$1,907	$1,862
June 30, 2020	$1,911	$1,303	$1,278
September 30, 2020	$1,367	$1,350	$1,319
December 31, 2020	$1,353	$1,341	$1,315
March 31, 2019	$1,902	$1,799	$1,697
June 30, 2019	$1,835	$1,821	$1,697
September 30, 2019	$1,872	$1,434	$1,299
December 31, 2019	$1,754	$1,730	$1,600

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements consisted of U.S. Treasury securities and U.S. Government agency-issued residential mortgage-backed securities. All securities sold had NAIC ratings of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2020 and 2019 was as follows:

	December 31, 2020		December 31, 2019
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)		(in millions)
30 days or less	$554	$554	$700	$700
31-60 days	165	165	9	9
61-90 days	39	39	30	30
91-120 days	2	2	60	60
121-180 days	138	138	117	118
181-365 days	115	115	258	258
1-2 years	54	54	486	486
2-3 years	214	215	45	45
Over 3 years	46	46	9	9

Total	$1,327	$1,328	$1,714	$1,715

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with repurchase agreements and derivative transactions.

At December 31, 2020 and 2019, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The statement value of restricted assets at December 31, 2020 and 2019, summarized by type of restriction, was as follows:

	December 31,
	2020	2019
	(in millions)
Loaned securities - repurchase agreements	$1,315	$1,600
Federal Home Loan Bank of Chicago pledged collateral	1,359	-
Derivative transactions	242	67
Federal Home Loan Bank of Chicago stock	37	-
Securities on deposit with states	4	4

Total restricted assets	$2,957	$1,671

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019

	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)		(in millions)
Repurchase agreement collateral	$1,315	$1,341	$1,711	$1,711
Derivative collateral	154	154	642	642
Mortgage loan escrow	75	75	59	59
Real estate escrow and security deposits	4	4	5	5

Total collateral assets	$1,548	$1,574	$2,417	$2,417

At December 31, 2020 and 2019, derivative collateral received included $1 million related to separate accounts and the obligation to return this collateral is reported in separate account liabilities in the statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The fair value of collateral held by the Company under derivative support agreements at December 31, 2020 and 2019 was as follows:

	December 31,
	2020	2019
	(in millions)
Bonds:
General Account	$83	$71
Separate Accounts	-	-

Total bond collateral	$83	$71

Cash:
General Account	$153	$642
Separate Accounts	1	-

Total cash collateral	$154	$642

Bond collateral held in the general account is not reported in the statements of financial position. Cash collateral held in the general account is reported as cash and short-term investments in the statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. Separate account cash collateral assets and related liabilities is reported in the separate account assets and liabilities, respectively, in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The fair value of collateral posted by the Company at December 31, 2020 and 2019 was as follows:

	December 31,
	2020	2019
	(in millions)
Bonds posted for derivative support agreements:
General Account	$12	$7
Separate Accounts	-	-
Bonds posted for futures agreements:
General Account	92	34
Separate Accounts	15	10

Total bond collateral	$119	$51

Cash posted for derivative support agreements:
General Account	$117	$12
Separate Accounts	-	-
Cash posted for futures agreements:
General Account	4	1
Separate Accounts	2	3

Total cash collateral	$123	$16

Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow or fair value hedges, with the related derivative instrument reported at amortized cost in the statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in fixed and variable interest rate bonds and fixed rate liabilities over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The average fair value of outstanding derivative assets not designated as hedging instruments was $ 142 million and $136 million for the years ended December 31, 2020 and 2019, respectively. The average fair value of outstanding derivative liabilities not designated as hedging instruments was $30 million and $18 million for the years ended December 31, 2020 and 2019, respectively.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 15 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically London Interbank Offered Rate (LIBOR) plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific bond issuers. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with an interest rate swap. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate and a specified fixed interest rate applied to the notional amount of the contract. Interest rate swap replications, including the derivative components, are reported at amortized cost.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The effects of the Company’s use of derivative instruments on the Statements of Financial Position at December 31, 2020 and 2019 were as follows:

	December 31, 2020

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$400	$2	$-	$32	$-

Interest rate swaps	350	-	-	9	-

Foreign exchange contracts:

Foreign currency swaps	11,592	258	(599)	432	(477)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,338	1	-	1	-

Interest rate floors	200	35	-	35	-

Interest rate swaps	168	8	-	8	-

Swaptions	3,656	26	-	26	-

Fixed income futures	12,536	-	-	-	-

Fixed income forwards	2,295	15	(1)	15	(1)

Foreign exchange contracts:

Foreign currency forwards	1,771	4	(16)	4	(16)

Foreign currency swaps	132	9	(6)	9	(6)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Credit contracts:

Purchased credit default swaps	-	-	-	-	-
Warrants	-	-	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	6	-	-	-	-

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$358	$(622)	$571	$(500)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	December 31, 2019

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$3	$-	$27	$-

Interest rate swaps	56	-	-	5	-

Foreign exchange contracts:

Foreign currency swaps	10,962	468	(168)	590	(142)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	998	2	-	2	-

Interest rate floors	2,252	32	(2)	32	(2)

Interest rate swaps	150	2	(0)	2	-

Swaptions	3,559	31	-	31	-

Fixed income futures	7,370	-	-	-	-

Fixed income forwards	-	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	1,092	1	(15)	1	(15)

Foreign currency swaps	121	7	(4)	7	(4)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Credit contracts:

Purchased credit default swaps	-	-	-	-	-
Warrants	-	-	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-	-	-

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$546	$(189)	$697	$(163)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The effects of the Company’s use of derivative instruments on the statements of operations and changes in surplus for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the year ended December 31, 2020
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$15

Interest rate swaps	-	-	1

Foreign exchange contracts:

Foreign currency swaps	(641)	29	158

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(1)

Interest rate floors	9	27	-

Interest rate swaps	6	-	1

Swaptions	(3)	-	(9)

Fixed income futures	12	(121)	-

Fixed income forwards	13	23	-

Foreign exchange contracts:

Foreign currency forwards	2	(83)	-

Foreign currency swaps	(1)	-	2

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	-	(1)
Warrants	(40)	117	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	5	-

Equity contracts:

Equity total return swaps	-	52	-

Total derivatives	$(643)	$48	$167

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	For the year ended December 31, 2019
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$8

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	(188)	(3)	139

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(3)	-	(2)

Interest rate floors	11	-	(1)

Interest rate swaps	(9)	4	1

Swaptions	(34)	-	(9)

Fixed income futures	7	(123)	-

Fixed income forwards	-	4	-

Foreign exchange contracts:

Foreign currency forwards	(17)	46	-

Foreign currency swaps	(1)	-	1

Equity contracts:

Equity total return swaps	-	68	(9)

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	-	-
Warrants	26	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$(208)	$(4)	$128

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	For the year ended December 31, 2018
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$6

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	376	30	107

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(2)

Interest rate floors	(1)	-	-

Interest rate swaps	7	12	(1)

Swaptions	8	-	(9)

Fixed income futures	(9)	(32)	-

Fixed income forwards	(4)	(8)	-

Foreign exchange contracts:

Foreign currency forwards	12	24	-

Foreign currency swaps	5	-	-

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	-	-
Warrants	16	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$410	$26	$101

Changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting were $0 million, $0 million and $5 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

5.	Policy Benefit Reserves

General account policy benefit reserves at December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
	(in millions)

Life insurance reserves	$194,110	$185,991

Annuity reserves	11,849	10,887

Deposit funds	4,860	3,580

Disability and long-term care unpaid claims and claim reserves	5,342	5,200

Disability and long-term care active life reserves	6,064	5,442

Total policy benefit reserves	$222,225	$211,100

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the OCI and are computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves are based on assumptions for interest, mortality and other risks insured. Effective January 1, 2017, the OCI required a principles-based approach (“PBR”) for the calculation of its policy benefit reserves with a three-year phase-in period from the effective date. PBR requires reserves to be calculated using company experience assumptions with margin subject to a floor based on similar prescribed methods and assumptions used with existing in-force business. The Company adopted PBR for certain new life insurance products issued on or after July 1, 2019 and for all remaining life insurance policies issued on or after January 1, 2020. PBR did not affect policy benefit reserves for policies in-force prior to January 1, 2017.

Life insurance reserve calculations, using basic data, determine tabular interest, tabular cost, and tabular cost less actual reserves released. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2020, the Company had nearly $2 trillion of total life insurance in force, including $29 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

At December 31, 2020 and 2019, the account and cash values related to the Company’s general account life reserves were as follows:

	Account Value		Cash Value		Reserves
	December 31,
	2020	2019	2020	2019	2020	2019
			(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$8,449	$7,602	$8,185	$7,319	$8,211	$7,346
Universal life with secondary guarantees	14	14	12	11	29	26
Other permanent cash value life insurance	-	-	171,031	164,904	174,799	168,377
Variable life	-	-	-	-	943	941
Variable universal life	5	4	5	4	27	27
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	-	-	4,830	4,556
Accidental death benefits	-	-	-	-	11	12
Disability - active lives	-	-	-	-	1,100	1,032
Disability - disabled lives	-	-	-	-	1,297	1,243
Miscellaneous reserves	-	-	-	-	2,894	2,774

Total gross life reserves	8,468	7,620	179,233	172,238	194,141	186,334
Reinsurance ceded	-	-	-	-	1,216	1,223

Total net life insurance	$8,468	$7,620	$179,233	$172,238	$192,925	$185,111

At December 31, 2020 and 2019, the withdrawal characteristics of the Company’s separate account life reserves were as follows:

	Account Value		Cash Value		Reserves
	December 31,
	2020	2019	2020	2019	2020	2019
			(in millions)
Subject to discretionary withdrawal, surrender values or policy loans:
Variable life	$-	$-	$9,086	$8,162	$8,199	$7,281
Variable universal life	1,375	1,093	1,308	1,043	1,287	1,020

Total gross life reserves	$1,375	$1,093	$10,394	$9,205	$9,486	$8,301

Reinsurance ceded	-	-	-	-	-	-

Total net life insurance	$1,375	$1,093	$10,394	$9,205	$9,486	$8,301

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Following are amounts reported as net life insurance reserves in the Company’s Annual Statement, which agree with the amounts reported as net life insurance reserves in the table above at December 31, 2020 and 2019.

	December 31,
	2020	2019
	($ in millions)
From Life, Accident & Health Annual Statement:
Life insurance	$190,270	$182,519
Accidental death benefits	11	12
Disability - active lives	1,100	1,032
Disability - disabled lives	1,297	1,243
Miscellaneous reserves	247	305

Subtotal net life insurance	192,925	185,111

From Separate Accounts Annual Statement:
Life insurance	9,486	8,301

Combined Total	$202,411	$193,412

During 2019, the methodology and mortality assumptions used in certain life insurance reserve calculations were reviewed and updated, and the corresponding reserves were reduced by $1.6 billion, net of reinsurance, respectively. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

Annuity Reserves

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Valuation Manual Section 21 (VM-21) for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statements of operations.

During 2020, valuation interest rate assumptions used in certain annuity reserve calculations were reviewed and updated, and the corresponding reserves were increased by $ 126 million. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

Deposit Funds

Deposit funds primarily represent reserves for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $ 20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The total deposit fund liability for Northwestern Access Fund account balances held by the Company was $310 million and $328 million at December 31, 2020 and 2019, respectively. Accounts were credited with interest at annual rates ranging from 0.02% to 3.50% and 1.28% to 3.50% during 2020 and 2019, respectively. The crediting interest rates changed 28 times and 45 times during 2020 and 2019, respectively.

In May 2020, the Company became a member of the Federal Home Loan Bank of Chicago (FHLBC) and began issuing funding agreements to FHLBC in exchange for cash. Funding agreements are issued through the general account and the sales proceeds are invested as part of a spread lending strategy. The Company is required to pledge collateral to the FHLBC in the form of eligible securities when funding agreements are issued. Upon an event of default by the Company, the FHLBC’s recovery on the collateral is limited to the outstanding amount of the Company’s liability to the FHLBC.

At December 31, 2020, the Company held $37 million of FHLBC activity stock. At December 31, 2020, the amount of collateral pledged to the FHLBC was as follows:

	Statement Value (1)	Fair Value (1)
	(in millions)
Current year	$1,359	$1,525

(1)	Includes amounts in excess of minimum requirements

During the year ended December 31, 2020, the maximum amount of collateral pledged to the FHLBC was as follows:

	Statement Value	Fair Value	Amount Borrowed at Time of Max Collateral
	(in millions)
Current year	$1,359	$1,525	$886

At December 31, 2020, the amount borrowed from FHLBC, in the form of funding agreements, was as follows:

December 31,
2020
(in millions)

Borrowed	$886

Deposit fund reserves	$886

Max borrowed during the year	$886

Borrowing capacity as determined by insurer	$8,000

The Company does not have prepayment obligations for these funding agreements.

During December 2020, the Company established a $10 billion global FABN program. As part of this program, a special purpose entity will issue medium term notes (Notes) to investors. Note proceeds will be used to purchase funding agreements from the Company. The issued funding agreements will have payment terms substantially identical to the Notes. For the year ended December 31, 2020, the Company has not issued funding agreements under this FABN program. During January 2021, the Company issued its first funding agreement, in the amount of $750 million, as part of this program.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

At December 31, 2020 and 2019, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	General Account		Separate Account		Total
	December 31,
	2020	2019	2020	2019	2020	2019
	(in millions)
Individual Annuities
Subject to discretionary withdrawal
- with market value adjustment	$70	$85	$-	$-	$70	$85
- at book value less surrender charge of 5% or more	71	80	-	-	71	80
- at fair value	-	-	22,203	20,535	22,203	20,535

Total with market value adjustment or at fair value	141	165	22,203	20,535	22,344	20,700
- at book value without adjustment	1,857	1,893	-	-	1,857	1,893
Not subject to discretionary withdrawal	7,861	6,984	289	271	8,150	7,255

Total gross individual annuities	9,859	9,042	22,492	20,806	32,351	29,848
Reinsurance ceded	-	-	-	-	-	-

Total net individual annuities	$9,859	$9,042	$22,492	$20,806	$32,351	$29,848

Group Annuities
Subject to discretionary withdrawal
- at fair value	$-	$-	$19	$21	$19	$21

Total with market value adjustment or at fair value	-	-	19	21	19	21
Not subject to discretionary withdrawal	1,990	1,845	6,291	5,577	8,281	7,422

Total gross group annuities	1,990	1,845	6,310	5,598	8,300	7,443
Reinsurance ceded	-	-	-	-	-	-

Total net group annuities	$1,990	$1,845	$6,310	$5,598	$8,300	$7,443

Deposit-Type Contracts
Subject to discretionary withdrawal
- with market value adjustment	$95	$112	$-	$-	$95	$112
- at fair value	-	-	33	31	33	31

Total with market value adjustment or at fair value	95	112	33	31	128	143
- at book value without adjustment	3,468	3,133	-	-	3,468	3,133
Not subject to discretionary withdrawal	1,297	335	-	-	1,297	335

Total gross deposit-type contracts	4,860	3,580	33	31	4,893	3,611
Reinsurance ceded	-	-	-	-	-	-

Total net deposit-type contracts	$4,860	$3,580	$33	$31	$4,893	$3,611

Total annuity reserves and deposit funds	$16,709	$14,467	$28,835	$26,435	$45,544	$40,902

Of the individual annuity reserves at book value less surrender charge of 5% or more noted above, the Company expects that $9 million will have less than a 5% surrender charge and be reported with the amounts at book value without adjustment in 2021.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Following are amounts reported as net annuity reserves in the Company’s Annual Statement, which agree with the amounts reported as net annuity reserves in the table above at December 31, 2020 and 2019.

	December 31,
	2020	2019
	($ in millions)
From Life, Accident & Health Annual Statement:
Annuities	$10,300	$9,469
Supplementary contracts with life contingencies	1,549	1,418
Deposit-type contracts	4,860	3,580

Subtotal net annuity reserves	16,709	14,467
From Separate Accounts Annual Statement:
Annuities	28,513	26,133
Supplementary contracts	289	271
Other contract deposit funds	33	31

Subtotal net annuity reserves	28,835	26,435

Combined Total	$45,544	$40,902

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2020 and 2019 were as follows:

	For the years ended

	December 31,
	2020	2019
	(in millions)

Balance at January 1	$5,200	$5,012

Incurred related to:
Current year	972	845
Prior years	(85)	57

Total incurred	887	902

Paid related to:
Current year	(41)	(34)
Prior years	(704)	(680)

Total paid	(745)	(714)

Balance at December 31	$5,342	$5,200

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience. In 2020, this change also included the impact of certain disability income assumption updates made to align assumptions with recent experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000. Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

During 2019, the morbidity assumptions used in certain long-term care insurance active life reserve calculations were reviewed and updated, and the corresponding reserves were increased by $340 million. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2020 and 2019, reserves required as a result of AAT were as follows:

	December 31,
	2020	2019
	(in millions)

Annuities and deposit funds	$320	$260
Life insurance	2	2

Total reserves	$322	$262

Statutory Minimum Reserves

The Company has the option to establish policy benefit reserves using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $665 million and $549 million at December 31, 2020 and 2019, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statements of financial position.

Deferred and uncollected premiums at December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019

	Gross	Net	Gross	Net
	(in millions)		(in millions)

Ordinary new business	$369	$219	$252	$156
Ordinary renewal	2,919	2,321	2,806	2,240

Total deferred and uncollected premiums	$3,288	$2,540	$3,058	$2,396

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

7.	Separate Accounts

Separate account liabilities at December 31, 2020 and 2019 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2020	2019	2020	2019	2020	2019
	(in millions)		(in millions)		(in millions)

Separate account reserves	$9,486	$8,301	$28,835	$26,435	38,321	$34,736
Non-policy liabilities					126	96

Total separate account liabilities					$38,447	$34,832

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. General account policy benefit reserves included $6 million and $5 million attributable to GMDB at December 31, 2020 and 2019, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.5 billion for the years ended December 31, 2020 and 2019, respectively. These amounts are reported as premiums in the statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statements of operations. Following are amounts reported as transfers to and from separate accounts within the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts within these financial statements:

	At and for the years ended December 31,

	2020	2019	2018
	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,467	$1,522	$1,696

Transfers from separate accounts	(2,147)	(2,305)	(2,193)

Net transfers to (from) separate accounts	$(680)	$(783)	$(497)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2020 and 2019 and does not expect to make a contribution to the plans during 2021.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate. The Company’s defined benefit pension plans for financial representatives utilize a formula that is based on the participant’s estimated annual income earned over their career.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of July 31, 2013 for employees and as of December 31, 2013 for financial representatives. Employees or financial representatives hired or contracted after the above dates are not eligible for coverage under the postretirement health plans. During 2020, the Company announced that beginning with employees retiring on or after January 1, 2022, the Company will no longer provide a subsidy for retiree health care coverage.

Medicare-eligible retirees and their dependents are offered health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2020 and 2019, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2020	2019	2020	2019
	(in millions)		(in millions)
Fair value of plan assets at January 1	$5,459	$4,621	$84	$73

Changes in plan assets:

Actual return on plan assets	854	988	13	15

Actual plan benefits paid	(155)	(150)	(3)	(4)

Fair value of plan assets at December 31	$6,158	$5,459	$94	$84

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2020 and 2019 were as follows:

	Target Allocation		Actual Allocation

	2020	2019	2020	2019

Bonds	64%	64%	60%	62%

Equity investments	35%	35%	37%	36%

Other investments	1%	1%	3%	2%

Total assets	100%	100%	100%	100%

At each of December 31, 2020 and 2019, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2020 and 2019 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2020	2019	2020	2019

	(in millions)		(in millions)

Projected benefit obligation at January 1	$6,050	$4,970	$743	$610

Changes in benefit obligation:

Service cost of benefits earned	134	129	14	16

Interest cost on projected obligations	177	204	16	23

Projected gross plan benefits paid	(181)	(168)	(23)	(22)

Experience (gains)/losses	889	915	119	116

Plan amendments and other	-	-	(207)	-

Projected benefit obligation at December 31	$7,069	$6,050	$662	$743

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $6.6 billion and $5.7 billion for the years ended December 31, 2020 and 2019, respectively. Experience (gains)/losses for each of the years ended December 31, 2020 and 2019 primarily reflect the impact of changes in the PBO discount rate.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2020 and 2019 and the net periodic benefit cost for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2020	2019	2020	2019
Projected benefit obligation:

Weighted average discount rate	2.44%	3.17%	2.37%	3.18%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

Cash balance plan interest crediting rate	2.39%	3.14%	n/a	n/a

	Defined Benefit Plans			Postretirement Benefit Plans

	2020	2019	2018	2020	2019	2018
Net periodic benefit cost:
Weighted average discount rate	3.17%	4.18%	3.57%	3.18%	4.18%	3.57%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
Cash balance plan interest crediting rate	3.14%	4.16%	3.54%	n/a	n/a	n/a

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2020	2019

Assumed annual increase	5.00%	5.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2021	2020

Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3% with any annual increase in excess of that rate passed on to the plan’s participants in the form of increased premiums.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2020 and 2019.

	Defined Benefit Plans		Postretirement Benefit Plans

	2020	2019	2020	2019
	(in millions)		(in millions)

Fair value of plan assets	$6,158	$5,459	$94	$84

Projected benefit obligation	7,069	6,050	662	743

Funded status	(911)	(591)	(568)	(659)

Nonadmitted asset	(463)	(485)	-	-

Financial statement liability	$(1,374)	$(1,076)	$(568)	$(659)

The PBO for defined benefit plans above included $1,374 million related to the underfunded qualified plan for financial representatives and unfunded non-qualified plans at December 31, 2020 and $1,076 million related to unfunded non-qualified plans at December 31, 2019. In the aggregate, the fair value of qualified defined benefit plan assets represented 107% and 110% of the projected benefit obligations of these plans at December 31, 2020 and 2019, respectively.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statements of changes in surplus. Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2020 and 2019:

	For the year ended December 31, 2020

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)			(in millions)
Balance at January 1	$(1,289)	$165	$299	$(63)	$(45)

Amortization from surplus into net periodic benefit cost	56	(25)	(14)	4	(4)

Changes in plan assets and benefit obligations recognized in surplus	(384)	-	-	(109)	234

Balance at December 31	$(1,617)	$140	$285	$(168)	$185

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	For the year ended December 31, 2019

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)			(in millions)
Balance at January 1	$(1,113)	$190	$314	$42	$(50)

Amortization from surplus into net periodic benefit cost	53	(25)	(15)	(1)	5

Changes in plan assets and benefit obligations recognized in surplus	(229)	-	-	(104)	-

Balance at December 31	$(1,289)	$165	$299	$(63)	$(45)

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2020	2019	2018	2020	2019	2018
	(in millions)			(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$134	$129	$146	$14	$16	$20

Interest cost on projected obligations	177	204	180	16	23	21

Amortization of experience losses	56	53	42	4	(1)	-

Amortization of prior service (credits) costs	(25)	(25)	(25)	(4)	5	5

Amortization of initial net asset	(14)	(15)	-	-	-	-

Expected return on plan assets	(336)	(284)	(309)	(5)	(4)	(5)

Curtailment	(1)	-	-	28	-	-

Net periodic benefit (credit) cost	$(9)	$62	$34	$53	$39	$41

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2021 through 2030 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)

2021	$183	$28

2022	205	27

2023	214	27

2024	225	26

2025	233	26

2026-2030	1,306	125

Total	$2,366	$259

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2020, 2019 and 2018, the Company expensed total contributions to these plans of $57 million, $53 million and $50 million, respectively. The Company announced in the fourth quarter of 2020 that it’s matching contributions to the 401(k) plan will be temporarily ceased beginning in 2021 and replaced by additional contribution credits to the cash balance plan.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes between 60—80% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2020 and 2019, the net amount due from NLTC under this agreement was $50 million and $48 million, respectively.

Amounts in the financial statements are reported net of the impact of reinsurance. Policy benefit reserves were reported net of ceded reserves of $1.7 billion at both December 31, 2020 and 2019. The Company has reinsured all risks disclosed in the financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the years ended December 31,
	2020	2019	2018
	(in millions)

Direct premium revenue	$19,501	$19,197	$18,231

Premiums assumed	800	763	711

Premiums ceded	(978)	(950)	(906)

Premium revenue	$19,323	$19,010	$18,036

Direct benefit expense	$20,538	$20,158	$19,037

Benefits assumed	837	830	680

Benefits ceded	(792)	(805)	(699)

Total benefits	$20,583	$20,183	$19,018

In addition, the Company received $133 million, $135 million and $129 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2020, 2019 and 2018, respectively. These amounts are reported in other income in the statements of operations. For the years ended December 31, 2020, 2019 and 2018, the Company incurred $127 million, $136 million and $138 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2020 and 2019 that were considered by the Company to be uncollectible.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

10.	Federal Income Taxes

The results of the Company’s operations are consolidated with the following entities for purposes of filing the Company’s consolidated federal income tax return:

Northwestern Mutual Investment Services, LLC	NM Harrisburg, Inc
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	QOZ Holding Co, LLC and subsidiaries
GRO, LLC and GRO-SUB, LLC	NM QOZ Fund, LLC
NM Career Distrib. Holdings, LLC and subsidiaries	NM QOZ Fund II, LLC
NM Investment Management Company, LLC	NM SAS, LLC
Northwestern Long Term Care Ins. Co	Venture Studio Holdings, LLC
Wysh Financial Services, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The components of current income tax expense (benefit) in the Statements of Operations for the years ended December 31, 2020, 2019 and 2018 related to ordinary taxable income (loss) were as follows:

	For the years ended December 31,
	2020	2019	2018

	(in millions)
Tax payable on ordinary income	$637	$103	$110
Low income housing tax credits	(136)	(123)	(119)
Other tax credits	(71)	(49)	(23)
Decrease in contingent tax liabilities	(153)	(130)	(127)

Total current tax expense (benefit)	$277	$(199)	$(159)

In addition to current income tax benefit related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on capital gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense (benefit) of $433 million, $141 million and $(49) million was included in net IMR deferrals for the years ended December 31, 2020, 2019 and 2018, respectively. In addition, net realized capital gains and losses as reported in the statements of operations included current tax expense (benefit) of $(2) million, $173 million and $88 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The table below shows how the Company’s income tax expense or benefit for the years ended December 31, 2020, 2019 and 2018 differs from the amount obtained by applying the statutory rate of 21% to gain from operations before taxes, including net realized capital gains (losses) before IMR and capital gain tax (benefit):

	For the years ended December 31,
	2020	2019	2018

	(in millions)

Provision computed at statutory rate	$580	$402	$98

Adjustments to the statutory rate:

Subsidiary distributions	(283)	(73)	(115)

Tax credits	(207)	(172)	(142)

Amortization of IMR	(53)	(28)	(28)

Dividends received deduction	(31)	(33)	(26)

Employee benefits	(22)	(12)	(17)

Deferred adjustments	(29)	183	214

Other	(50)	(21)	(28)

Total statutory income tax expense (benefit)	$(95)	$246	$(44)

Federal income tax expense (benefit) reported on statements of operations	$277	$(199)	$(159)

Capital gains tax expense, net of IMR transfers	431	315	39

Change in net deferred tax assets	(803)	130	76

Total statutory income tax expense (benefit)	$(95)	$246	$(44)

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments, including subsidiaries, of $679 million, $410 million and $150 million to the IRS during the years ended December 31, 2020, 2019 and 2018, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total capital gain taxes paid for tax years 2020, 2019 and 2018 that are available for recoupment are $461 million, $496 million and $247 million, respectively.

Federal income tax returns for 2016 and 2013 and prior years are closed as to further assessment of tax. Tax returns for the 2014 and 2015 tax years are in appeals with the IRS. Income taxes payable in the statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

Changes in contingent tax liabilities for the years ended December 31, 2020 and 2019 were as follows:

	For the years ended December 31,
	2020	2019
	(in millions)
Balance at January 1	$153	$283
Reductions for tax positions of prior years	(153)	(130)

Balance at December 31	$-	$153

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Included in contingent tax liabilities at December 31, 2020 and 2019 were $0 million and $138 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. The Company has no tax positions for which the ultimate deductibility is not certain.

For the years ended December 31, 2020, 2019 and 2018, the Company recognized $(15) million, $(3) million and $(9) million, respectively, of interest-related tax expense.

The components of net deferred tax assets reported in the statements of financial position at December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,016	$942	$74
Investments	319	259	60
Policy benefit liabilities	1,673	1,656	17
Benefit plan obligations	621	573	48
Fixed Assets	931	-	931
Other	83	115	(32)

Gross deferred tax assets	4,643	3,545	1,098

Nonadmitted deferred tax assets	-	-	-

Gross admitted deferred tax assets	4,643	3,545	1,098

Deferred tax liabilities:
Investments	986	822	164
Other	1,352	1,114	238

Gross deferred tax liabilities	2,338	1,936	402

Net deferred tax assets	$2,305	$1,609	$696

The Company exceeded the minimum RBC level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2020 and 2019.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Significant components of the calculation of net admitted deferred tax assets at December 31, 2020 and 2019 were as follows (in millions):

	December 31, 2020			December 31, 2019			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$4,324	$319	$4,643	$3,287	$258	$3,545	$1,037	$61	$1,098
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	4,324	319	4,643	3,287	258	3,545	1,037	61	1,098
Deferred tax assets nonadmitted	-	-	-	-	-	-	-	-	-

Subtotal net admitted deferred tax asset	4,324	319	4,643	3,287	258	3,545	1,037	61	1,098
Deferred tax liabilities	1,352	986	2,338	1,114	822	1,936	238	164	402

Net admitted deferred tax asset/(liability)	$2,972	$(667)	$2,305	$2,173	$(564)	$1,609	$799	$(103)	$696

	December 31, 2020			December 31, 2019			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$185	$185	$-	$147	$147	$-	$38	$38
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	2,599	-	2,599	1,695	-	1,695	904	-	904
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,725	134	1,859	1,592	112	1,704	133	22	155

Total deferred tax assets admitted as the result of application of SSAP No. 101	$4,324	$319	$4,643	$3,287	$259	$3,545	$1,037	$60	$1,098

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$2,599			$1,695			$904

b. Adjusted gross deferred tax assets allowed per limitation threshold			$3,394			$3,386			$8

Ratio percentage used to detemine recovery period and threshold limitation amount			920%			1010%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$22,625			$22,576

All gross deferred tax liabilities have been recognized at December 31, 2020 and 2019. The Company did not employ tax planning strategies in its valuation allowance assessment at either December 31, 2020 or 2019. At December 31, 2020, the percentage of net ordinary deferred tax assets admitted as a result of tax planning strategies was 9%. The Company did not employ tax planning strategies in its deferred tax asset admissibility calculations at December 31, 2019.

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $9.7 billion and $10.1 billion at December 31, 2020 and 2019, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2020.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-one years at December 31, 2020.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2020 and 2019, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2020			December 31, 2019

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation - financial representatives	$59		$1	$67		$1

Guarantees of real estate obligations	476		5	418		4

Guarantees issued on behalf of wholly-owned subsidiaries	106		-	19		-

Total guarantees	$641		$6	$504		$5

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyowners its ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was amended during 2020 to extend the length of the agreement through December 31, 2025 and increase the aggregate capital contribution limit from $200 million to $300 million. The Company contributed capital to NLTC of $15 million and $25 million for the years ended December 31, 2020 and 2019, respectively. The Company has contributed a total of $205 million to NLTC through December 31, 2020. The Company reported a payable to NLTC of $59 million and $56 million at December 31, 2020 and 2019, respectively, which is reported in other liabilities in the statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

13.	Surplus Notes

The following table summarizes the surplus notes issued by the Company and are outstanding at December 31, 2020:

Description	Issue date	Principal amount	Statement value	Interest paid current year	Cumulative interest paid	Interest rate	Maturity date
($ in millions)
2010 Notes	3/26/2010	$1,224	$1,224	$74	$1,083	6.063%	3/30/2040
2017 Notes	9/26/2017	1,200	1,198	46	139	3.850%	9/30/2047
2019 Notes	9/20/2019	1,347	1,151	50	50	3.625%	9/30/2059
	Total

		$3,771	$3,573	$170	$1,272

Each series of notes was distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on each of the above notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments.

On September 20, 2019, the Company issued $1,347 million of 2019 notes. A portion of the issuance was comprised of $ 600 million new principal, issued at a discount, with net proceeds of $597 million. The remaining $747 million of principal was used to redeem 2010 notes with a principal balance of $526 million as part of a surplus note exchange transaction. Of the $221 million of discount at the time of the exchange, $22 million was related to an inducement for noteholders to exchange their 2010 notes, and was recorded as a reduction to net investment income within the statement of operations. Since this exchange transaction did not meet the “substantially different” criteria within SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, the remaining discount of $199 million will be amortized and charged to the statement of operations over the remaining life of the 2019 notes.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 notes) and 0.25% (2010 and 2019 notes). The entire amount of the 2017 and 2019 notes are redeemable, at par, in the event of certain defined tax events.

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017 notes or the 2019 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in principal amount of notes at each of December 31, 2020 and 2019.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (SSAP 100). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2020 and 2019 were as follows:

	December 31, 2020

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)
	(in millions)
General account investment assets:
Bonds	$166,324	$183,434	$3,175	$162,956	$17,303	$-
Mortgage loans	41,568	45,155	-	-	45,155	-
Common and preferred stocks	4,623	4,659	4,051	60	548	-
Policy loans	17,686	17,686	-	-	17,686	-
Derivative assets	358	571	-	571	-	-
Surplus note investments	161	211	-	211	-	-
Cash and short-term investments	3,239	3,239	614	2,625	-	-

Separate account assets	38,447	38,447	34,519	3,172	711	45

General account liabilities:
Investment-type insurance reserves	$6,397	$6,445	$-	$-	$6,445	$-
Liabilities for repurchase agreements	1,315	1,315	-	1,315	-	-
Derivative liabilities	622	500	-	500	-	-
Separate account liabilities	38,447	38,447	34,519	3,172	711	45

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	December 31, 2019

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)
	(in millions)
General account investment assets:
Bonds	$159,760	$168,729	$2,605	$151,243	$14,881	$-
Mortgage loans	39,771	41,784	-	-	41,784
Common and preferred stocks	4,267	4,290	3,671	78	541
Policy loans	17,829	17,829	-	-	17,829
Derivative assets	546	697	-	697	-
Surplus note investments	111	144	-	144	-	-
Cash and short-term investments	2,408	2,408	809	1,599	-	-

Separate account assets	34,832	34,832	31,092	3,017	617	106

General account liabilities:
Investment-type insurance reserves	$5,242	$5,189	$-	$-	$5,189	$-
Liabilities for repurchase agreements	1,711	1,711	-	1,711	-	-

Derivative liabilities	189	163	-	163	-	-

Separate account liabilities	34,832	34,832	31,092	3,017	617	106

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, LIBOR basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. Warrants classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 4 for more information regarding the Company’s derivative investments.

Surplus Note Investments

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statements of financial position at December 31, 2020 and 2019.

	December 31, 2020

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$401	$30	$90	$-	$521
Common and preferred stocks	4,051	-	390	-	4,441
Money market mutual funds	309	-	-	-	309
Derivative assets	-	98	-	-	98
Derivative liabilities	-	23	-		23

Total general account	$4,761	$151	$480	$-	$5,392

Separate accounts:
Mutual fund investments	$32,149	$-	$-	-	$32,149
Other benefit plan assets/liabilities	21	20	4	-	45
Pension and postretirement assets:
Bonds	341	3,094	118	-	3,553
Common and preferred stock	1,768	1	47	45	1,861
Cash and short-term securities	50	52	-	-	102
Other assets/liabilities	190	5	542	-	737

Subtotal pension and postretirement assets	2,349	3,152	707	45	6,253

Total separate accounts	$34,519	$3,172	$711	$45	$38,447

	December 31, 2019

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$3	$37	$5	$-	$45
Common and preferred stocks	3,671	-	458	-	4,129
Money market mutual funds	668	-	-	-	668
Derivative assets	-	75	-	-	75
Derivative liabilities	-	21	-		21

Total general account	$4,342	$133	$463	$-	$4,938

Separate accounts:
Mutual fund investments	$29,245	$-	$-	-	$29,245
Other benefit plan assets/liabilities	21	18	4	1	44
Pension and postretirement assets:
Bonds	226	2,887	119	-	3,232
Common and preferred stock	1,462	1	46	105	1,614
Cash and short-term securities	34	105	-	-	139
Other assets/liabilities	104	6	448	-	558

Subtotal pension and postretirement assets	1,826	2,999	613	105	5,543

Total separate accounts	$31,092	$3,017	$617	$106	$34,832

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

During 2020, transfers into level 3 are the result of observable market data, such as public ratings, no longer being available and transfers out of level 3 are the result of observable market data, including 3rd party vendor prices and public ratings, being available and utilized in the determination of the fair market value of the securities. There were no material asset transfers into or out of level 3 during the year ended December 31, 2019.

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2020 and 2019.

For the year ended December 31, 2020	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

		(in millions)
Fair value, beginning of period	$458	$5	$-	$617

Realized gains/(losses)	14	(5)	-	47

Unrealized gains/(losses)	(21)	(25)		41

Issuances	-	-	-	-

Purchases	58	5	-	137

Sales	(57)	-	-	(134)

Settlements	-	-	-	-

Net discount/premium	8	-	-	2

Transfers into level 3		110	-	7

Transfers out of level 3	(70)	-	-	(6)

Fair value, end of period	$390	$90	$-	$711

For the year ended December 31, 2019	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$455	$5	$16	$531

Realized gains/(losses)	(27)	-	-	41

Unrealized gains/(losses)	24	-		26

Issuances	-	-	-	-

Purchases	37	-	-	151

Sales	(35)	-	-	(132)

Settlements	-	-	-	-

Net discount/premium	4	-	-	(1)

Transfers into level 3		-	-	1

Transfers out of level 3	-	-	(16)

Fair value, end of period	$458	$5	$-	$617

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C
OTHER INFORMATION
Item 27.  Exhibits
(a)
Financial Statements
(1)
NML Variable Annuity Account C
Included in the Statement of Additional Information are:
Statements of Assets and Liabilities as of the end of the most recent fiscal year
Statements of Operations as of the end of the most recent fiscal year
Statements of Changes in Net Assets for each of the two most recent fiscal years
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
(2)
The Northwestern Mutual Life Insurance Company
Included in the Statement of Additional Information are:
Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years
Consolidated Statement of Operations for each of the three most recent fiscal years
Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years
Consolidated Statement of Cash Flows for each of the most recent three fiscal years
Notes to Consolidated Statutory Financial Statements
Report of Independent Registered Public Accounting Firm
(b)
Exhibits
Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)(1)
Resolution of the Board of Trustees of The Northwestern
Mutual Life Insurance Company amending NML Variable
Annuity Account C Operating Authority, authorizing
registration as an Investment Company; and approval of
Network Edition Variable Annuity Contract
Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment
(a)(2)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account	Exhibit B(1)(a) to Form N-4 Post-Effective Amendment
(a)(3)
Resolution of the Board of Trustees of The Northwestern
Mutual Life Insurance Company to use the Account to
facilitate the issuance and maintenance of the Contracts
and renaming the Account “NML Variable Annuity
Account C”
Exhibit B(1)(b) to Form N-4 Post-Effective Amendment
(b)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(c)	Not applicable
(d)(1)	Form of Group Combination Annuity Contract, NVP.1C.(0594), including Amended Application form (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment
(d)(2)
Simplified-load Schedule. Referenced to Group
Combination Annuity Contract, NVP.1C.(0594) (sex
neutral), filed as Exhibit B(4)(a) to Form N-4 Post-
Effective Amendment No. 22 for NML Variable Annuity
Account C, File No. 2-89905-01, on May 31, 2001
Exhibit (b)(4)(a)(2) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006
(d)(3)
Form of Group Combination Annuity Contract – Account
C, NPV.1C. Referenced to Exhibit 4 to Form N-4 Post-
Effective Amendment No. 9 for NML Variable Annuity
Account C, File No. 2-89905-01, filed on
October 28, 1991
Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment
(d)(4)
Specimen Form of Group Annuity Contract – Account C,
MP V 1C. Referenced to Exhibit 4 to Form S-1
Registration Statement for NML Variable Annuity
Account C, File No. 2-89905-01, filed on March 12, 1984
Exhibit (b)(4)(c) to Form N-4 Post-Effective Amendment

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(e)	Form of Application (0594)	Exhibit B(5) to Form N-4 Post-Effective Amendment
(f)(1)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment
(f)(2)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment
(h)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(h)(a)(2)
Amendment No. 1 dated December 17, 2020 to the
Participation Agreement dated March 16, 1999 Among
Russell Insurance Funds, Russell Fund Distributors, Inc.
and The Northwestern Mutual Life Insurance Company
Exhibit (h)(a)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(h)(b)(2)
Amendment No. 1 dated October 18, 2006 to
Participation Agreement dated May 1, 2003, by and
among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Corporation, and each of
Variable Insurance Products Fund, Variable Insurance
Products Fund II, and Variable Insurance Products Fund
III
Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(h)(b)(3)
Amendment No. 2 dated February 9, 2021 to Participation
Agreement dated May 1, 2003, by and among The
Northwestern Mutual Life Insurance Company, Fidelity
Distributors Corporation, and each of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund III
Exhibit (h)(b)(3) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(c)(1)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(h)(c)(2)	Amendment to Participation Agreement dated January 4, 2021 among Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(c)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(d)(1)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(h)(d)(2)
Amendment to Participation Agreement dated
January 4, 2021 among Credit Suisse Trust, Credit Suisse
Asset Management, LLC, Credit Suisse Securities (USA)
LLC, and The Northwestern Mutual Life Insurance
Company
Exhibit (h)(d)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(e)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment
(i)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(i)(a)(2)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(i)(b)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(i)(3)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(i)(4)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(j)(1)	Power of Attorney	Exhibit to (j)(1) Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333- 13380, filed on April 26, 2021
(j)(2)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(k)	Opinion and Consent of Chris K. Gawart, Esq. dated	Filed herewith
(l)	Consent of PricewaterhouseCoopers LLP dated	Filed herewith
(m)	Not applicable
(n)	Not applicable
(o)	Not applicable
Item 28.  Directors and Officers of the Depositor
The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.
TRUSTEES – As of April 1, 2021
Name	Address
John N. Balboni	Retired Senior Vice President & CIO International Paper 105 E. Goodwyn Memphis, TN 38111

Nicholas E. Brathwaite	Co-Found & Partner Riverwood Capital 2494 Sand Hill Road Building 7, Suite 100 Menlo Park, CA 94025

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Dale E. Jones	CEO & President Diversified Search 1200 New Hampshire Avenue, NW Suite 820 Washington, DC 20036

Randolph W. Melville	Retired Senior Vice President & General Manager West Division Frito-Lay North America 7901 Windrose Avenue, Unit 604 Plano, TX 75024

Jaime Montemayor	Chief Digital and Technology Officer General Mills One General Mills Boulevard Minneapolis, MN 55426

Name	Address
Timothy H. Murphy	General Counsel Mastercard 2000 Purchase Street Purchase, NY 10577

Andrew N. Nunemaker	SVP of Product Development Applied Systems 2221 N. Terrace Avenue Milwaukee, WI 53202

Anne M. Paradis	Retired CEO MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

John E. Schlifske	Chairman, President & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Aarti Shah	Senior Vice President, Chief Information & Digital Officer Eli Lilly Lilly Corporate Center Indianapolis, IN 46285

Mary Ellen Stanek	Managing Director & Director of Asset Management Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road P. O. Box 4299 Columbus, GA 31914

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 241 N. Broadway Suite 300 Milwaukee, WI 53202

Benjamin F. Wilson	Chairman Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Juan C. Zarate	Chairman & Co-Founder Financial Integrity Network 1919 M Street, NW, Suite 200 Washington, DC 20036
EXECUTIVE OFFICERS – As of April 1, 2021
John E. Schlifske	Chairman, President & Chief Executive Officer
Souheil Badran	Executive Vice President & Chief Operation Officer

Michael G. Carter	Executive Vice President, Chief Financial Officer & Chief Risk Officer
Timothy J. Gerend	Executive Vice President and Chief Distribution Officer
Aditi J. Gokhale	Executive Vice President & Chief Commercial Officer
John M. Grogan	Executive Vice President and Chief Insurance Officer
Ronald P. Joelson	Executive Vice President
Todd M. Jones	Vice President & Controller
Raymond J. Manista	Executive Vice President; Chief Legal Officer, Chief Compliance Officer & Secretary
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Neal Sample	Executive Vice President & Chief Information Officer
The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant
The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2021are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:
1.
NML Variable Annuity Account A
2.
NML Variable Annuity Account B
3.
NML Variable Annuity Account C
4.
Northwestern Mutual Variable Life Account
5.
Northwestern Mutual Variable Life Account II
Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00

All Other Subsidiaries
1838938 Alberta Ltd.(2)	Canada	100.00
1890 Maple, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
45East11(2)	Cayman Islands	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc.(2)	Wisconsin	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
BCC Cancer Venture, LP(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
Bradford Master Association Inc.(2)	North Carolina	100.00
Brandywine Distribution, LLC (2)	Delaware	100.00
Burgundy, LLC(2)	Delaware	100.00
Cedarstone, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Cream City Venture Capital, LLC(2)	Delaware	100.00
Crown Farm Partners, LLC(2)	Maryland	100.00
Dortmund, LLC(2)	Delaware	100.00
Ellington Residential, LLC(2)	Maryland	100.00
Fairfield Potomac Club, LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
FES, LLC(2)	Delaware	100.00
Get Proquo, LLC(2)	Delaware	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Los Alamitos Corporate Center Joint Venture, LLC(2)	California	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
MPC Park 27 Industrial, LLC(2)	Florida	100.00
Network Office Cashiership, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Green, LLC(2)	Delaware	100.00
NM GSB, LLC(2)	New York	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM Pigeon Creek Holdings, Inc. (2)	Canada	100.00
NM Pioneer, LLC(2)	Delaware	100.00
NM QOZ Fund, LLC(2)	Delaware	100.00
NM QOZ Fund II, LLC(2)	Delaware	100.00
NM QOZ Fund III, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
NM QOZ Fund IV, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NM-808 West LLC(2)	Delaware	100.00
NMC V Equity Fund, LP(2)	Delaware	100.00
NMC V Mezz Fund, LP	Delaware	100.00
NMC V GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Jasper, Inc. (2)	Delaware	100.00
NM-Morristown, LLC(2)	Delaware	100.00
NM-Muse, LLCL(2)	Delaware	100.00
NM-Port Royal, LLC(2)	Delaware	100.00
NM-RESA, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-SAS, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NM-Target Distribution Center 1, LLC(2)	Delaware	100.00
NM-Target Distribution Center 2, LLC(2)	Delaware	100.00
NM-Target Distribution Center Property Owner, LLC(2)	Delaware	100.00
NM-Target.com Distribution Center LLC(2)	Delaware	100.00
NM-West Hartford, LLC(2)	Delaware	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMLSP1, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Life Clubs Associated, Inc.(2)	Wisconsin	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
Northwestern Mutual Venture Studio, LLC(2)	Delaware	100.00
NorthWoods Phase I, LLC(2)	Delaware	100.00
NorthWoods Phase II, LLC(2)	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
NYLV, LLC(2)	Delaware	100.00
Omaha Network Office, LLC(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
QOZ Holding Company, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
Regency NM Johns Creek, LLC(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Ruhl Financial Group, LLC(2)	Delaware	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Seattle Network Office, LLC(2)	Delaware	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	100.00
Trailmix Financial Services, LLC(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Venture Studio Holdings, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
White Oaks, Inc.(2)	Delaware	100.00
Wysh Financial Services, LLC(2)	Delaware	100.00
(1)
Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2018, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.
(2)
Subsidiary included in the consolidated financial statements.
(3)
Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.
Item 30. Indemnification
(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.
(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:
B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.
This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.
This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.
The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.
Item 31.  Principal Underwriters
(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).
(b) As of April 1, 2021, the directors and officers of NMIS are as follows:
Name	Position
Lori M. Brissette	Vice President, Insurance and Annuity Client Services
Laura Deaner	Chief Information Security Officer
Bradley L. Eull	Secretary
Don P. Gehrke	Vice President, Retail Investment Operations, Chief Operations Officer
Timothy J. Gerend	Senior Vice President, Career Distribution
Julie K. Flaa	Vice President, Distribution Planning
Betsy Heisler	Vice President, Risk Products
Dean Hopp	Vice President, IPS Investment Programs
Susan Limbach	Assistant Treasurer
Kelly L. Martin	Treasurer and Financial and Operations Principal
Mark McNulty	NMIS Anti-Money Laundering Officer
John C. Roberts	Vice President, Distribution Performance
Sarah R. Schneider	Vice President, New Business
Eva Marie Schoenborn	President and Chief Executive Officer
David W. Simbro	Senior Vice President, Life, Annuity and Product Solutions
Justin Stipan	Senior Director Training and Implementation
William H. Taylor	Vice President, Financial Planning and Sales
Rebecca Villegas	Vice President, NMIS Compliance, Chief Compliance Officer
Alan M. Werth	Third Party Sales Consultant
Becki Williams	Vice President, Advanced Markets
Kamilah Williams-Kemp	Vice President, New Business
Ann Yeung	Chief Technology Officer
Terry R. Young	Assistant Secretary
The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $19,500 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.
Item 32. Location of Accounts and Records
All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 33. Management Services
There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.
Item 34. Fee Representation
The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.
REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES
Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the “no-action letter”). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)(4) thereof have been complied with.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account C, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the April 28, 2021.
NML VARIABLE ANNUITY ACCOUNT C
(Registrant)
By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the April 28, 2021.
THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)
By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:
Signature	Title
/s/ JOHN E. SCHLIFSKE	Chairman, Trustee and Chief Executive Officer; Principal Executive Officer
John E. Schlifske
/s/ MICHAEL G. CARTER	Executive Vice President and Chief Financial Officer and Principal Financial Officer
Michael G. Carter
/s/ TODD JONES	Vice President and Controller; Principal Accounting Officer
Todd Jones

Signature	Title
/s/ John N. Balboni*	Trustee
John N. Balboni
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ P. Russell Hardin*	Trustee
P. Russell Hardin
/s/ Dale E. Jones*	Trustee
Dale E. Jones
Trustee
Randolph W. Melville
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
Trustee
Timothy H. Murphy

Trustee
Andrew N. Nunemaker
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ John E. Schlifske*	Trustee
John E. Schlifske
Trustee
Aarti Shah
/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek
/s/ S. Scott Voynich*	Trustee
S. Scott Voynich
/s/ Ralph A. Weber*	Trustee
Ralph A. Weber
/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson
/s/ Juan C. Zurate*	Trustee
Juan C. Zurate

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to Power of Attorney.

EXHIBIT INDEX
EXHIBITS FILED WITH FORM N-4
POST-EFFECTIVE AMENDMENT NO. 48 TO
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
FOR
NML Variable Annuity Account C
Exhibit	Description
(k)	Opinion and Consent of Chris K. Gawart, Esq.	Filed herewith
(l)	Consent of PricewaterhouseCoopers LLP	Filed herewith